As filed with the Securities and Exchange Commission on April 14, 2023
Securities Act File No. 33-21722
Investment Company Act File No. 811-5550

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒
(Check appropriate box or boxes)

THE ALGER PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 27th Floor, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004 (Name and Address of Agent for Service)	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

May 1, 2023

This is not part of the prospectus.

Prospectus May 1, 2023
	Class	Ticker Symbol
Alger Capital Appreciation Portfolio	I-2	ALVOX
Alger Large Cap Growth Portfolio	I-2	AAGOX
Alger Mid Cap Growth Portfolio	I-2	AMGOX
Alger Weatherbie Specialized Growth Portfolio	I-2	AAMOX
Alger Small Cap Growth Portfolio	I-2	AASOX
Alger Growth & Income Portfolio	I-2	AIGOX
Alger Balanced Portfolio	I-2	ABLOX

A pooled funding vehicle for:	•qualified pension plans
•qualified retirement plans
•variable annuity contracts
•variable life insurance policies

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER PORTFOLIOS
1	Summary Sections
	1	Alger Capital Appreciation Portfolio
	5	Alger Large Cap Growth Portfolio
	9	Alger Mid Cap Growth Portfolio
	14	Alger Weatherbie Specialized Growth Portfolio
	19	Alger Small Cap Growth Portfolio
	23	Alger Growth & Income Portfolio
	27	Alger Balanced Portfolio
32	Investment Objectives, Principal Investment Strategies and Related Risks
	32	Investment Objectives
	32	Principal Investment Strategies
	33	Principal Risks
39	Management and Organization
	39	Manager
	39	Sub-Adviser
	40	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolios
	40	Administrator
41	Shareholder Information
	41	Distributor
	41	Transfer Agent
	41	Net Asset Value
	42	Dividends and Distributions and Tax Consequences
	42	Classes of Shares
	43	Purchasing and Redeeming Shares
	43	Limitations on Excessive Trading
	44	Disclosure of Portfolio Holdings
	44	Other Information
46	Hypothetical Investment and Expense Information
48	Financial Highlights
Back Cover:For Information

Prospectus 1/54

Summary Sections
Alger Capital Appreciation Portfolio
Investment Objective
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses	.94%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .81%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$96	$300	$520	$1,155
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 107.04% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, and health care sectors.
The Portfolio can invest in foreign securities.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare

Prospectus 3/54

companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	27.98%	Worst Quarter:	Q2 2022	-24.82%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-36.52%	7.42%	11.90%	1/25/95
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-29.14%	10.96%	14.10%

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Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Large Cap Growth Portfolio
Investment Objective
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.16%
Acquired Fund Fees and Expenses**	.03%
Total Annual Fund Operating Expenses**	.90%
Fee Waiver***	(.03)%
Total Annual Fund Operating Expenses After Fee Waiver	.87%
*
The Alger Portfolios (the “Trust”) and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .60%.
**
Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the Portfolio's most recent annual report, which does not include Acquired Fund Fees and Expenses.
***
The Manager has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio’s investment in any affiliated investment company. This commitment will remain in effect for the life of any such investment, can only be amended or terminated by agreement of the Trust's Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and the Manager. As a result of this waiver, the actual advisory fee rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .68%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The expense example is based on net operating expenses, which reflect the contractual fee waiver agreed to by the Manager. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$89	$278	$482	$1,073
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 78.40% of the average value of its portfolio.

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Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2022, the market capitalization of the companies in this index ranged from $735.7 million to $2.1 trillion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, and health care sectors.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to

Prospectus 7/54

be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	34.04%	Worst Quarter:	Q2 2022	-24.49%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-38.65%	8.34%	11.23%	1/6/89
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-29.14%	10.96%	14.10%

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Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001
Sanjiv Talwar, M.D., Ph.D. Senior Vice President, Head of Healthcare, Portfolio Manager and Senior Analyst Since July 2021
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Mid Cap Growth Portfolio
Investment Objective
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.21%
Acquired Fund Fees and Expenses**	.02%
Total Annual Fund Operating Expenses**	.99%
Fee Waiver***	(.02)%
Total Annual Fund Operating Expenses After Fee Waiver	.97%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .76%, and for assets in excess of $1 billion is .70%.
**
Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the Portfolio's most recent annual report, which does not include Acquired Fund Fees and Expenses.
***
The Manager has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio’s investment in any affiliated investment company. This commitment will remain in effect for the life of any such investment, can only be amended or terminated by agreement of the Trust's Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and the Manager. As a result of this waiver, the actual advisory fee rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .74%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The expense example is based on net operating expenses, which reflect the contractual fee waiver agreed to by the Manager. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$99	$309	$536	$1,190
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 156.64% of the average value of its portfolio.

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Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2022, the market capitalization of the companies in these indexes ranged from $1.76 billion to $30.35 billion. Because of the Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary, and industrials sectors.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.
The Portfolio can invest in foreign securities.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in

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that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Industrials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.

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Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	34.34%	Worst Quarter:	Q2 2022	-24.23%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-36.07%	5.74%	9.61%	5/3/93
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	-26.72%	7.64%	11.41%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Brandon A. Geisler Senior Vice President and Portfolio Manager Since August 2022
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.

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Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 14/54

Alger Weatherbie Specialized Growth Portfolio
Investment Objective
Alger Weatherbie Specialized Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses**	4.38%
Total Annual Fund Operating Expenses	5.19%
Expense Reimbursement***	(4.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.09%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .81%.
**
Other Expenses includes 0.04% of interest expense on overdrafts, which are not waived under the contractual expense reimbursement agreement.
***
The Manager has contractually agreed to waive and/or reimburse Portfolio expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through April 30, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I-2 shares of the Portfolio to .24% of the Class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Portfolio’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Portfolio will only make repayments to the Manager if such repayment does not cause the Portfolio’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Portfolio’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$111	$786	$1,903	$4,676
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 75.31% of the average value of its portfolio.

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Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio is sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Portfolio’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Portfolio, including purchases and sales of individual securities.
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2022, the market capitalization of the companies in these indexes ranged from $6.1 million to $52.8 billion. Because of the Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
As a focus fund, the Portfolio intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Portfolio will own approximately 50 holdings. Portfolio holdings may occasionally exceed this number for a variety of reasons.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, consumer discretionary, industrials, and financials sectors.
The Portfolio can invest in foreign securities, including emerging market securities.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prospectus 16/54

Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Portfolio invests in a small number of issuers. Therefore, the Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Industrials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Financials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.

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Emerging Markets Risk – The Portfolio may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Portfolio, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2500 Growth Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation. From August 30, 2017 to October 30, 2019, the Portfolio was named “Alger SMid Cap Focus Portfolio.” Prior to August 30, 2017, the Portfolio followed different investment strategies under the name “Alger SMid Cap Growth Portfolio” and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Portfolio’s current investment strategies and investment personnel. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.03%	Worst Quarter:	Q2 2022	-25.99%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-37.71%	7.20%	10.76%	1/2/08
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	-26.21%	5.97%	10.62%

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Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since March 2017
Edward Minn, CFA Senior Managing Director and Portfolio Manager Since July 2020
*
Weatherbie, an affiliate of the Manager, sub-advises the Portfolio subject to the Manager’s supervision and approval.
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Small Cap Growth Portfolio
Investment Objective
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses	1.00%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .81%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$102	$318	$552	$1,225
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12.97% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market

Prospectus 20/54

capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”) with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2022, the market capitalization of the companies in the Indexes ranged from $6.1 million to $30.3 billion. Because of the Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. exchanges.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the consumer discretionary, information technology and health care sectors.
The Portfolio can invest in foreign securities.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental

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regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	41.25%	Worst Quarter:	Q2 2022	-24.62%

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Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-38.01%	5.01%	8.58%	9/21/88
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	-26.36%	3.51%	9.20%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016
Amy Y. Zhang, CFA Executive Vice President and Portfolio Manager Since February 2015
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Growth & Income Portfolio
Investment Objective
Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees	.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses	.93%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$95	$296	$515	$1,143
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 3.65% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The Portfolio may

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invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Portfolio focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. The index is designed to track the performance of large-capitalization stocks. At December 31, 2022, the market capitalization of the companies in this index ranged from $4.3 billion to $2.1 trillion.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, health care, and financials sectors.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 35% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or

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failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
•
Financials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Cash Position Risk – At times, the Portfolio may hold up to 35% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	19.31%	Worst Quarter:	Q1 2020	-19.89%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-14.98%	9.69%	12.11%	11/15/88
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	-18.11%	9.42%	12.56%

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Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Alger Balanced Portfolio
Investment Objective
Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class I-2
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class I-2
Advisory Fees*	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.04%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .55%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .71%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$106	$331	$574	$1,271
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 9.47% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds,

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debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities (“high yield” or “junk” bonds), rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the financial, information technology, and health care sectors.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Fixed-Income Securities Risk – Fixed-income securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk: The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Portfolio may be subject to a greater risk of rising interest rates due to the recent period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Portfolio’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Portfolio’s investments will not affect interest income derived from instruments already owned by the Portfolio, but will be reflected in the Portfolio’s net asset value. The Portfolio may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Portfolio management.
To the extent the Portfolio invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Portfolio) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Portfolio to the extent that it invests in floating rate debt securities.

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These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value and could hurt the Portfolio’s performance.
Credit Risk: Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.
Junk Bonds Risk – Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Portfolio.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Financials Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The S&P 500 is an index of large

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company common stocks considered to be representative of the U.S. stock market. The Bloomberg U.S. Government/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)

Best Quarter:	Q2 2020	12.39%	Worst Quarter:	Q1 2020	-12.67%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class I-2	-11.31%	6.11%	7.99%	9/5/89
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	-13.58%	0.21%	1.16%
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since February 2013
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of each Portfolio are discussed individually in each Portfolio’s Summary Section in this Prospectus. Each of Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Portfolio’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. Each Portfolio’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. A Portfolio will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. A Portfolio may not achieve its investment objective while in a temporary defensive position.
A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index. Investors cannot invest directly in any index.
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Russell 1000 Growth Index: measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.
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Russell 2000 Growth Index: measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment.
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Russell 2500 Growth Index: measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market.
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Russell Midcap Growth Index: measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.
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S&P 500 Index: An index of large company stocks considered to be representative of the U.S. stock market.
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Bloomberg U.S. Government/Credit Bond Index: A broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index. The index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries, government-related and corporate securities.
Additional Information About the Portfolios’ Investment Strategies and Investments
Investment Objectives
Each of Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio seeks long-term capital appreciation. Alger Growth & Income Portfolio seeks to provide capital appreciation and current income. Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Principal Investment Strategies
The following are each Portfolio’s investment process and principal investment strategies. Each Portfolio may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Portfolio’s Statement of Additional Information (“SAI”).
Each Portfolio (except for the fixed-income portion of Alger Balanced Portfolio) invests primarily in equity securities. Each Portfolio’s investments in equity securities are primarily in common or preferred stocks, but its equity investments may also include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Portfolio invests primarily in companies whose securities are traded on U.S. or foreign exchanges.

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Each Portfolio’s equity investments are primarily in “growth” stocks. The Portfolios’ investment manager, Fred Alger Management, LLC (“Alger Management” or the “Manager”), believes that these companies tend to fall into one of two categories:
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High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.
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Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
Each Portfolio other than Alger Capital Appreciation Portfolio and Alger Balanced Portfolio must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
The Alger Weatherbie Specialized Growth Portfolio is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Alger Weatherbie Specialized Growth Portfolio, including purchases and sales of individual securities.
ESG Integration
Although a Portfolio does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Manager has sought to integrate ESG considerations into its investment process through the use of both third-party ESG specific information and its own proprietary research. Specifically, with respect to 75% of its assets under management, the Manager evaluates a company’s ESG factors and, based on such factors, may engage with the company to (i) identify drivers of poor ESG metrics; (ii) interview management with key questions about ESG issues; and (iii) evaluate the prospect of positive ESG change within a company. Upon conclusion of this engagement, a report is published to the Manager’s research database to ensure that all portfolio managers have access to the report summarizing the company’s ESG issues, the results of any meeting/interview with the company, an ESG rating of the company and any other relevant factors. The author of each report will meet with portfolio managers as necessary to discuss the ESG report and the impact the report may have on the overall investment view of the company.
The Manager may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. To assist with efforts to incorporate ESG considerations into the investment process, all of the Manager’s investment professionals have access to company-specific ESG reports. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for a Portfolio. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Portfolio may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Portfolio’s exposure to certain companies or industries and a Portfolio may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to a Portfolio’s long-term performance, there is no guarantee that such results will be achieved.
Principal Risks
This section contains a discussion of the general risks of investing in the Portfolios. The “Investment Strategies and Policies” section in the SAI also includes more information about the Portfolios and their investments and the related risks. An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Portfolios involves risks. Each risk noted below is applicable to each Portfolio unless the specific Portfolio or Portfolios are noted in a parenthetical.
Investment Risk
An investment in a Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.

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Market Risk
Your investment in Portfolio shares represents an indirect investment in the securities owned by a Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on a Portfolio and its investments.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Small Cap Securities Risk (Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio)
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, a Portfolio’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Mid Cap Securities Risk (Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio)
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Foreign Securities Risk (Alger Capital Appreciation Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio)
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in securities denominated in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign

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currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Emerging Market Securities Risk (Alger Weatherbie Specialized Growth Portfolio)
The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Portfolio’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by a Portfolio may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Small Number of Holdings Risk (Alger Weatherbie Specialized Growth Portfolio)
A Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Sector Risk
A Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make a Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly a Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – A Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in

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unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Health Care Sector Risk – A Portfolio may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
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Industrials Sector Risk – A Portfolio may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
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Financials Sector Risk – A Portfolio may have a significant portion of its assets invested in securities of financial services companies, which means the Portfolio may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Portfolio Turnover (Active Trading) Risk (Alger Capital Appreciation Portfolio, Alger Mid Cap Growth Portfolio)
If a Portfolio engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Income-Producing Securities Risk (Alger Growth & Income Portfolio, Alger Balanced Portfolio)
Companies may cut or fail to declare dividends due to market downturns or other reasons. Additionally, returns from income producing securities may trail returns from the overall stock market. Specific types of securities tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.
Fixed Income Securities Risk (Alger Balanced Portfolio)
Fixed income securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk: The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Portfolio may be subject to a greater risk of rising interest rates due to the recent period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Portfolio’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market

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price of the Portfolio’s investments will not affect interest income derived from instruments already owned by the Portfolio, but will be reflected in the Portfolio’s net asset value. The Portfolio may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Manager.
To the extent the Portfolio invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Portfolio) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Portfolio to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) low. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value and could hurt the Portfolio’s performance.
During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.
Credit Risk: Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk: When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk: When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Junk Bonds Risk (Alger Balanced Portfolio)
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Portfolio. The major risks of junk bond investments include:
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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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•
Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Portfolio before it matures. If the issuer redeems junk bonds, the Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.
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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
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The Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Cash Position Risk
A Portfolio may hold up to 15% (35% for Alger Growth & Income Portfolio) of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of a Portfolio’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent a Portfolio holds assets in cash and is otherwise uninvested, the ability of a Portfolio to meet its objective may be limited. If a Portfolio holds a large cash position, a Portfolio may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, a Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Portfolio’s investment objective. A Portfolio may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Portfolio), pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may not achieve its investment objective while in a temporary defensive position.

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Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2022) approximately $21.7 billion. The Manager has managed each Portfolio since its inception. The Manager is responsible for providing a continuous investment program for the Portfolios, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Portfolio assets. The Manager also arranges for transfer agency, custody and all other services necessary for each Portfolio to operate. These advisory responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for the approval of the investment advisory agreement between the Trust, on behalf of each Portfolio, and the Manager, and the Sub-Investment Advisory Agreement between the Manager and Weatherbie, is available in each Portfolio’s annual report to shareholders for its most recent December 31 fiscal year end. The Portfolios pay the Manager advisory fees at the below annual rates based on a percentage of average daily net assets.  The actual rate paid as a percentage of average daily net assets, for the fiscal year ended December 31, 2022, is set forth below under the heading “Actual Rate.”
Portfolio	Annual Fee as a Percentage of Average Daily Net Assets	Actual Rate
Alger Balanced Portfolio	.71% for assets up to $1 billion; .55% for assets in excess of $1 billion	.71%
Alger Capital Appreciation Portfolio	.81% for assets up to $2 billion; .65% for assets between $2 billion and $3 billion; .60% for assets between $3 billion and $4 billion; .55% for assets between $4 billion and $5 billion; .45% for assets in excess of $5 billion	.81%
Alger Growth & Income Portfolio	.50%	.50%
Alger Large Cap Growth Portfolio	.71% for assets up to $1 billion; .60% for assets in excess of $1 billion	.71%
Alger Mid Cap Growth Portfolio	.76% for assets up to $1 billion; .70% for assets in excess of $1 billion	.76%
Alger Small Cap Growth Portfolio	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
Alger Weatherbie Specialized Growth Portfolio	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion	.81%
The Manager has made a contractual commitment to Alger Weatherbie Specialized Growth Portfolio to waive and/or reimburse the Portfolio for expenses to the extent necessary to maintain the Portfolio’s other expenses and any other applicable share class-specific expenses of the Class I-2 shares to 0.24% of the Class I-2 shares’ daily average net assets. The limitation does not apply to custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The agreement runs through April 30, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Portfolio will only make repayments to the Manager if such repayment does not cause the Portfolio’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Portfolio’s current expense cap.  Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. With respect to each of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio, the Manager has contractually agreed to waive fees owed to it, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying investment in an affiliated investment company. These agreements will remain in effect for the life of any such investment.
Sub-Adviser
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Weatherbie, an affiliate of the Manager, to serve as Alger Weatherbie Specialized Growth Portfolio's sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2022, Weatherbie had approximately $2.9 billion in assets under

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management. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Alger Weatherbie Specialized Growth Portfolio. Alger Management and Weatherbie are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolios
Portfolio	Portfolio Manager(s)	Since
Alger Capital Appreciation Portfolio	Dan C. Chung, CFA Patrick Kelly, CFA Ankur Crawford, Ph.D.	February 2021 September 2004 June 2015 to February 2021; and March 2021 to Present
Alger Large Cap Growth Portfolio	Dan C. Chung, CFA Sanjiv Talwar, M.D., Ph.D.	September 2001 July 2021
Alger Mid Cap Growth Portfolio	Dan C. Chung, CFA Brandon A. Geisler	January 2018 August 2022
Alger Weatherbie Specialized Growth Portfolio	H. George Dai, Ph.D. Joshua D. Bennett, CFA Edward Minn, CFA	March 2017 March 2017 July 2020
Alger Small Cap Growth Portfolio	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Growth & Income Portfolio	Gregory S. Adams, CFA	April 2012
Alger Balanced Portfolio	Gregory S. Adams, CFA	February 2013
•
Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.
•
Mr. Bennett is the Chief Operating Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2007.
•
Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•
Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
•
Dr. Dai is the Chief Investment Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2001.
•
Mr. Geisler has been employed by the Manager since 2022. Prior to joining the Manager, Mr. Geisler was a Partner, Managing Director of Research, Portfolio Manager and Senior Securities Analyst at Marsico Capital Management from 2006 to 2022.
•
Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
•
Mr. Minn is a Senior Managing Director and Portfolio Manager of Weatherbie. He joined Weatherbie in 2013.
•
Dr. Talwar has been employed by the Manager since 2021. Prior to joining the Manager, Dr. Talwar was Portfolio Manager, Senior Analyst and Director of Equity Research at Oppenheimer Funds from 2012 to 2021 and Associate Principal at McKinsey & Company from 2006 to 2012.
•
Ms. Zhang has been employed by the Manager since 2015 as portfolio manager. She became an Executive Vice President in 2020 and was previously Senior Vice President. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Portfolio’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Portfolio; preparation of the periodic updating of the Portfolio’s Registration Statement, including Prospectus and SAI, for the

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purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio’s investment portfolio and the publication of the net asset value of the Portfolio’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to each Portfolio, including the Portfolio’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Portfolio; supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"); preparation of materials for meetings of the Portfolio’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Portfolio; arranging for the Portfolio the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. Each Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Portfolios’ transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Portfolios. Each Portfolio pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class I-2 Shares.
Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” Each Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by a Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of a Portfolio’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by a Portfolio. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by a Portfolio having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as

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reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which a Portfolio may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open.
Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board.
The Valuation Designee’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Dividends and Distributions and Tax Consequences
Except as noted below, each Portfolio declares and pays dividends and distributions annually. Each Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.
Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by a Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan account. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant’s reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.
Because everyone’s tax situation is unique, you should see a tax advisor about federal, state and local tax consequences of investing in a Portfolio.
Classes of Shares
Each Portfolio offers Class I-2 Shares. Alger Capital Appreciation Portfolio also offers a second class of shares, Class S Shares. Only Class I-2 Shares are offered in this Prospectus. The classes differ primarily in that Class S Shares are subject to a distribution and shareholder servicing fee, while Class I-2 Shares are not. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.
Such qualified pension and retirement plans include those under the following sections of the Internal Revenue Code:
•
A plan described in § 401(a) that includes a trust exempt from tax under § 501(a);
•
An annuity plan described in § 403(a);
•
An annuity contract described in § 403(b), including a custodial account described in § 403(b)(7);
•
An individual retirement account described in § 408(a);
•
An individual retirement annuity described in § 408(b);
•
A governmental plan within the meaning of plan § 414(d) or an eligible deferred compensation plan within the meaning of § 457(b);

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•
A simplified employee pension of an employer that satisfies the requirements of § 408(k);
•
A plan described in § 501(c)(18);
•
A simple retirement account described in § 408(p);
•
A deemed IRA described in § 408A;
•
A § 415(m) plan that is also a “governmental plan” within the meaning of § 414(d);
•
A § 457(f) plan that has as its sponsor either (i) a charitable organization described in § 818(a)(4), or (ii) a governmental organization described in § 818(a)(4), whose employees are described in § 403(b)(1)(A)(ii); and
•
Any other trust, plan, account, contract, or annuity that the IRS has determined in a letter ruling to be within the scope of Regs. § 1.817-5(f)(3)(iii).
Investors with non-U.S. addresses and intermediary  or insurance company controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Portfolios. Existing Restricted Accounts may remain in the Portfolios, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Portfolios. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Portfolios , provided eligibility requirements are met .
Purchasing and Redeeming Shares
Because each Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a Portfolio directly, but may do so only through one of these sources. A Portfolio’s shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000. The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
Shares of a Portfolio can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, a Portfolio will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to a Portfolio’s transfer agent or authorized intermediary, if applicable. If your request is not in good order, a Portfolio’s transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or a Portfolio may reject any purchase order. Share certificates are not issued for shares of a Portfolio.
Under normal circumstances, each Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in each Portfolio’s SAI, a Portfolio also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Each Portfolio may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or a Portfolio believes that a cash redemption may have a substantial impact on the Portfolio and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to each Portfolio’s procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Limitations on Excessive Trading
Each of the Portfolios invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Portfolio will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in a Portfolio and other circumstances may invite frequent and/or short-term trading by Portfolio shareholders. Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio’s portfolio managers, interfere with the efficient management of the Portfolio, increase a Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolios therefore discourage market timing, and to the extent possible monitor for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Portfolio shares. These policies and procedures allow, among other things, a Portfolio to reject purchase or exchange orders, on a temporary or

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permanent basis, or redeem all Portfolio shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Portfolio shares or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved. If a Portfolio rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Portfolio nor the Manager will be responsible for any losses you may suffer as a result.
In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, each Portfolio generally prohibits more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Portfolio’s policy.
If, based on a Portfolio’s policies and procedures, the Manager determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Portfolio, may place a temporary or permanent block on all further purchases or exchanges of Portfolio shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.  A Portfolio will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that a Portfolio will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for a Portfolio to monitor the trading activity of beneficial owners of Portfolio shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares in a single account.
As noted above, in certain circumstances a Portfolio may be subject to frequent trading restrictions of intermediaries that differ from the Portfolio’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than a Portfolio’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Portfolios do not monitor intermediaries’ frequent trading restrictions.  A Portfolio reserves the right to prohibit any purchase, sale or exchange of its shares that the Portfolio believes may be disruptive to the Portfolio or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of each Portfolio’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. Each Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.
Other Information
In Kind Redemptions. A Portfolio may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Portfolio pays large redemptions in cash, these transactions may increase the Portfolio's transaction costs and detract from the Portfolio's performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them.
The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Portfolio through an administrator or trustee that maintains a master or “omnibus” account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in Portfolio shares through your retirement plan.
From time to time the Distributor, at its expense from its legitimate profits, may compensate brokers, dealers, investment advisers or others (“Financial Intermediaries”) who are instrumental in effecting investments by their clients or customers in a Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own

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resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for a Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Portfolio or the amount of proceeds received by a Portfolio on the sale of shares.
Redemptions by the Portfolios. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, a Portfolio may redeem all the Portfolio shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.
The Portfolios and their agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Portfolio shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Portfolio shares is rejected, such shares may be redeemed from the Portfolio on request of the shareholder. In addition, the Portfolio reserves the right to modify any terms or conditions of purchase of shares of the Portfolio or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Portfolio rejects your purchase or exchange order, you may not be able to execute that transaction, and the Portfolios and their agents will not be responsible for any losses you may suffer as a result.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Portfolio maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Portfolio. Based upon statutory requirements for returned mail, the Portfolio will attempt to locate the shareholder or rightful owner of the account. If the Portfolio is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Portfolio is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

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Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Portfolio’s expenses, including advisory fees and other Portfolio costs, on each Portfolio’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and
•
Your investment has a 5% return before expenses each year.
There is no assurance that the stated annual expense ratio will be the expense ratio for the Portfolio  classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.
Alger Capital Appreciation Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.06%	8.28%	12.68%	17.26%	22.02%	26.97%	32.13%	37.49%	43.07%	48.88%
End Investment Balance	$10,406	$10,828	$11,268	$11,726	$12,202	$12,697	$13,213	$13,749	$14,307	$14,888
Annual Expense	$96	$100	$104	$108	$112	$117	$122	$127	$132	$137
Alger Large Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.13%	8.43%	12.91%	17.57%	22.43%	27.48%	32.75%	38.23%	43.94%	49.89%
End Investment Balance	$10,413	$10,843	$11,291	$11,757	$12,243	$12,748	$13,275	$13,823	$14,394	$14,989
Annual Expense	$89	$92	$96	$100	$104	$109	$113	$118	$123	$128
Alger Mid Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End Investment Balance	$10,403	$10,822	$11,258	$11,712	$12,184	$12,675	$13,186	$13,717	$14,270	$14,845
Annual Expense	$99	$103	$107	$111	$116	$121	$125	$130	$136	$141
Alger Weatherbie Specialized Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.09%	1.09%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.91%	7.97%	7.77%	7.56%	7.36%	7.15%	6.95%	6.75%	6.55%	6.34%
End Investment Balance	$10,391	$10,797	$10,777	$10,756	$10,736	$10,715	$10,695	$10,675	$10,655	$10,634
Annual Expense	$111	$115	$560	$559	$558	$557	$556	$555	$553	$552

Prospectus 47/54

Alger Small Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.00%	8.16%	12.49%	16.99%	21.67%	26.53%	31.59%	36.86%	42.33%	48.02%
End Investment Balance	$10,400	$10,816	$11,249	$11,699	$12,167	$12,653	$13,159	$13,686	$14,233	$14,802
Annual Expense	$102	$106	$110	$115	$119	$124	$129	$134	$140	$145
Alger Growth & Income Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End Investment Balance	$10,407	$10,831	$11,271	$11,730	$12,208	$12,704	$13,221	$13,760	$14,320	$14,902
Annual Expense	$95	$99	$103	$107	$111	$116	$121	$125	$131	$136
Alger Balanced Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.96%	8.08%	12.36%	16.81%	21.43%	26.24%	31.24%	36.44%	41.84%	47.46%
End Investment Balance	$10,396	$10,808	$11,236	$11,681	$12,143	$12,624	$13,124	$13,644	$14,184	$14,746
Annual Expense	$106	$110	$115	$119	$124	$129	$134	$139	$145	$150

Prospectus 48/54

Financial Highlights
The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended December 31 has been audited by Deloitte & Touche LLP, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request.
Note that the Portfolios’ financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class I-2	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$94.33	$99.96	$80.93	$68.07	$82.64
Income from Investment Operations:
Net investment income (loss) (i)	(0.08)	(0.52)	(0.25)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(34.22)	19.51	33.91	22.74	0.10
Total from investment operations	(34.30)	18.99	33.66	22.73	0.13
Dividends from net investment income	—	—	—	—	(0.08)
Distributions from net realized gains	(5.38)	(24.62)	(14.63)	(9.87)	(14.62)
Net asset value, end of period	$54.65	$94.33	$99.96	$80.93	$68.07
Total return	(36.52)%	19.13%	41.75%	33.58%	(0.10)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$317,119	$584,908	$573,297	$461,686	$412,728
Ratio of net expenses to average net assets	0.94%	0.91%	0.93%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets	(0.11)%	(0.47)%	(0.27)%	(0.01)%	0.03%
Portfolio turnover rate	107.04%	89.50%	89.91%	74.35%	67.68%
(i)
Amount was computed based on average shares outstanding during the period.

Prospectus 49/54

The Alger Portfolios
Alger Large Cap Growth Portfolio Class I-2	Year ended 12/31/22(i)	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$81.08	$93.41	$64.31	$51.43	$61.60
Income from Investment Operations:
Net investment loss (ii)	(0.14)	(0.10)	(0.10)	(0.01)	(0.20)
Net realized and unrealized gain (loss) on investments	(31.11)	11.07	42.98	14.10	1.70
Total from investment operations	(31.25)	10.97	42.88	14.09	1.50
Dividends from net investment income	—	—	(0.15)	—	—
Distributions from net realized gains	(2.78)	(23.30)	(13.63)	(1.21)	(11.67)
Net asset value, end of period	$47.05	$81.08	$93.41	$64.31	$51.43
Total return	(38.65)%	11.84%	67.03%	27.43%	2.21%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$241,356	$420,951	$422,379	$273,507	$251,349
Ratio of gross expenses to average net assets	0.87%	0.82%	0.88%	0.90%	0.88%
Ratio of expense reimbursements to average net assets	(0.03)%	(0.02)%	(0.03)%	(0.01)%	(0.02)%
Ratio of net expenses to average net assets	0.84%	0.80%	0.85%	0.89%	0.86%
Ratio of net investment loss to average net assets	(0.24)%	(0.10)%	(0.12)%	(0.02)%	(0.29)%
Portfolio turnover rate	78.40%	69.92%	125.41%	144.26%	198.86%
(i)
Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(ii)
Amount was computed based on average shares outstanding during the period.

Prospectus 50/54

The Alger Portfolios
Alger Mid Cap Growth Portfolio Class I-2	Year ended 12/31/22(i)	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$22.18	$33.25	$22.69	$19.55	$25.00
Income from Investment Operations:
Net investment loss (ii)	(0.05)	(0.17)	(0.14)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	(7.94)	1.33	14.73	5.94	(1.69)
Total from investment operations	(7.99)	1.16	14.59	5.88	(1.82)
Distributions from net realized gains	(0.51)	(12.23)	(4.03)	(2.74)	(3.63)
Net asset value, end of period	$13.68	$22.18	$33.25	$22.69	$19.55
Total return	(36.07)%	4.20%	64.63%	30.26%	(7.44)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$117,234	$190,131	$201,803	$133,678	$117,338
Ratio of gross expenses to average net assets	0.97%	0.92%	0.96%	1.01%	1.01%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.02)%	—	—	—
Ratio of net expenses to average net assets	0.95%	0.90%	0.96%	1.01%	1.01%
Ratio of net investment loss to average net assets	(0.31)%	(0.50)%	(0.53)%	(0.26)%	(0.49)%
Portfolio turnover rate	156.64%	194.35%	186.21%	189.22%	131.42%
(i)
Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(ii)
Amount was computed based on average shares outstanding during the period.

Prospectus 51/54

The Alger Portfolios
Alger Weatherbie Specialized Growth Portfolio Class I-2	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$2.09	$2.75	$1.89	$1.90	$2.27
Income from Investment Operations:
Net investment loss (i)	(0.01)	(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.78)	0.20	1.12	0.74	(0.05)
Total from investment operations	(0.79)	0.17	1.10	0.72	(0.07)
Distributions from net realized gains	(0.03)	(0.83)	(0.24)	(0.73)	(0.30)
Net asset value, end of period	$1.27	$2.09	$2.75	$1.89	$1.90
Total return	(37.71)%	6.85%	58.82%	38.31%	(3.19)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,148	$4,015	$3,902	$1,557	$1,032
Ratio of gross expenses to average net assets	5.19%(ii)	3.85%	6.78%	10.84%	3.33%
Ratio of expense reimbursements to average net assets	(4.10)%	(2.80)%	(5.73)%	(9.81)%	(2.34)%
Ratio of net expenses to average net assets	1.09%	1.05%	1.05%	1.03%	0.99%
Ratio of net investment loss to average net assets	(0.73)%	(0.89)%	(0.85)%	(0.81)%	(0.82)%
Portfolio turnover rate	75.31%	83.01%	87.20%	64.29%	55.80%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Includes 0.04% related to interest expense on overdrafts for the period ended 12/31/22.

Prospectus 52/54

The Alger Portfolios
Alger Small Cap Growth Portfolio Class I-2	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$27.88	$44.78	$28.69	$23.43	$24.15
Income from Investment Operations:
Net investment loss (i)	(0.13)	(0.38)	(0.22)	(0.23)	(0.18)
Net realized and unrealized gain (loss) on investments	(10.38)	(2.65)	19.39	7.10	0.53
Total from investment operations	(10.51)	(3.03)	19.17	6.87	0.35
Dividends from net investment income	—	—	(0.40)	—	—
Distributions from net realized gains	(3.18)	(13.87)	(2.68)	(1.61)	(1.07)
Net asset value, end of period	$14.19	$27.88	$44.78	$28.69	$23.43
Total return	(38.01)%	(6.06)%	67.15%	29.34%	1.44%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$149,271	$261,268	$331,123	$211,653	$187,862
Ratio of net expenses to average net assets	1.00%	0.95%	0.96%	0.98%	1.01%
Ratio of net investment loss to average net assets	(0.63)%	(0.85)%	(0.62)%	(0.81)%	(0.68)%
Portfolio turnover rate	12.97%	34.38%	26.46%	18.13%	25.58%
(i)
Amount was computed based on average shares outstanding during the period.

Prospectus 53/54

The Alger Portfolios
Alger Growth & Income Portfolio Class I-2	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$29.53	$24.34	$21.58	$18.52	$21.02
Income from Investment Operations:
Net investment income (i)	0.38	0.35	0.31	0.38	0.37
Net realized and unrealized gain (loss) on investments	(4.78)	7.29	2.86	5.02	(1.30)
Total from investment operations	(4.40)	7.64	3.17	5.40	(0.93)
Dividends from net investment income	(0.37)	(0.32)	(0.30)	(0.34)	(0.36)
Distributions from net realized gains	(1.65)	(2.13)	(0.11)	(2.00)	(1.21)
Net asset value, end of period	$23.11	$29.53	$24.34	$21.58	$18.52
Total return	(14.98)%	31.66%	14.88%	29.47%	(4.61)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$32,577	$41,056	$34,210	$32,597	$31,451
Ratio of net expenses to average net assets	0.93%	0.86%	1.00%	1.02%	0.96%
Ratio of net investment income to average net assets	1.47%	1.25%	1.49%	1.81%	1.74%
Portfolio turnover rate	3.65%	5.19%	9.92%	7.33%	8.19%
(i)
Amount was computed based on average shares outstanding during the period.

Prospectus 54/54

The Alger Portfolios
Alger Balanced Portfolio Class I-2	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$19.59	$17.05	$15.71	$13.67	$17.20
Income from Investment Operations:
Net investment income (i)	0.20	0.16	0.21	0.25	0.28
Net realized and unrealized gain (loss) on investments	(2.41)	3.09	1.39	2.41	(0.84)
Total from investment operations	(2.21)	3.25	1.60	2.66	(0.56)
Dividends from net investment income	(0.21)	(0.16)	(0.20)	(0.23)	(0.72)
Distributions from net realized gains	(0.77)	(0.55)	(0.06)	(0.39)	(2.25)
Net asset value, end of period	$16.40	$19.59	$17.05	$15.71	$13.67
Total return (ii)	(11.31)%	19.12%	10.23%	19.50%	(3.32)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$51,917	$62,321	$52,305	$49,475	$42,037
Ratio of net expenses to average net assets	1.04%	1.09%	1.07%	1.10%	1.14%
Ratio of net investment income to average net assets	1.14%	0.88%	1.34%	1.67%	1.61%
Portfolio turnover rate	9.47%	11.10%	15.41%	5.71%	5.04%
(i)
Amount was computed based on average shares outstanding during the period.
(ii)
Does not reflect the effect of sales charges, if applicable.

For Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Portfolio documents can be downloaded from the following sources:
•The Portfolio: http://www.alger.com
•SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about each Portfolio and its policies, please read each Portfolio’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Portfolios’ toll-free number, at the Portfolios’ website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about a Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In each Portfolio’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the period covered by the report. You can receive free copies of these reports by calling the Portfolios’ toll-free number, at the Portfolios’ website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Portfolio documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Quarterly Portfolio Holdings
Each Portfolio’s most recent month end portfolio holdings are available approximately sixty days after month-end on the Portfolio’s website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year as an exhibit to Form N-PORT and semi-annually on Form N-CSR. Forms N-PORT and N-CSR are available online on the SEC’s website at www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Portfolios by calling (800) 992-3863.
Distributor: Fred Alger & Company, LLC
The Alger Portfolios    SEC File #811-5550

This is not part of the prospectus.

APPI-2

May 1, 2023

This is not part of the prospectus.

Prospectus May 1, 2023
Class S Shares
Alger Capital Appreciation Portfolio

A pooled funding vehicle for:	•qualified pension plans
•qualified retirement plans
•variable annuity contracts
•variable life insurance policies

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER PORTFOLIOS
1	Summary Section
	1	Alger Capital Appreciation Portfolio
5	Investment Objective, Principal Investment Strategies and Related Risks
	5	Investment Objective
	5	Principal Investment Strategies
	6	Principal Risks
8	Management and Organization
	8	Manager
	8	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
	8	Administrator
9	Shareholder Information
	9	Distributor
	9	Transfer Agent
	9	Net Asset Value
	10	Dividends and Distributions and Tax Consequences
	10	Classes of Shares
	11	Purchasing and Redeeming Shares
	11	Limitations on Excessive Trading
	12	Disclosure of Portfolio Holdings
	12	Other Information
14	Hypothetical Investment and Expense Information
15	Financial Highlights
Back Cover:For Information

Prospectus 1/15

Summary Section
Alger Capital Appreciation Portfolio
Investment Objective
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher. Please refer to your variable annuity contract or your variable life insurance policy (the “Contract”) prospectus for information on these fees associated with your Contract.
Shareholder Fees
(fees paid directly from your investment)
Class S
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class S
Advisory Fees*	.81%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.13%
Total Annual Fund Operating Expenses	1.19%
*
The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2022 was .81%.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class S	$121	$378	$654	$1,443
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 107.04% of the average value of its portfolio.
Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Prospectus 2/15

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary, and health care sectors.
The Portfolio can invest in foreign securities.
The Portfolio invests in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Portfolio.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Health Care Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare

Prospectus 3/15

companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
Portfolio Turnover (Active Trading) Risk – Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Portfolio may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class S Shares as of December 31 (%)

Best Quarter:	Q2 2020	27.90%	Worst Quarter:	Q2 2022	-24.88%
Average Annual Total Return as of December 31, 2022
	1 Year	5 Years	10 Years	Inception Date
Class S	-36.69%	7.15%	11.60%	5/1/02
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-29.14%	10.96%	14.10%

Prospectus 4/15

Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present
When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans.
Effective April 30, 2021, the Board of Trustees authorized a partial closing of Class S shares of the Portfolio. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided herein. The Portfolio may resume sales to all investors (or further suspend sales) at a future date.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or the Manager or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 5/15

Investment Objective, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of the Portfolio are discussed individually in the Portfolio’s Summary Section in this Prospectus. The Portfolio’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Portfolio will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Portfolio may not achieve its investment objective while in a temporary defensive position.
The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
The index used in the Summary Section is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest of the underlying securities that make up the index. Investors cannot invest directly in the index.
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Russell 1000 Growth Index: measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.
Additional Information About the Portfolio’s Investment Strategies and Investments
Investment Objective
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.
Principal Investment Strategies
The following are the Portfolio’s investment process and principal investment strategies. The Portfolio may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Portfolio’s Statement of Additional Information (“SAI”).
The Portfolio invests primarily in equity securities. The Portfolio’s investments in equity securities are primarily in common or preferred stocks, but its equity investments may also include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. The Portfolio invests primarily in companies whose securities are traded on U.S. or foreign exchanges.
The Portfolio’s equity investments are primarily in “growth” stocks. The Portfolio’s investment manager, Fred Alger Management, LLC (“Alger Management” or the “Manager”), believes that these companies tend to fall into one of two categories:
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High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.
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Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
ESG Integration
Although the Portfolio does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Manager has sought to integrate ESG considerations into its investment process through the use of both third-party ESG specific information and its own proprietary research. Specifically, with respect to 75% of its assets under management, the Manager evaluates a company’s ESG factors and, based on such factors, may engage with the company to (i) identify drivers of poor ESG metrics; (ii) interview management with key questions about ESG issues; and (iii) evaluate the prospect of positive ESG change within a company. Upon conclusion of this engagement, a report is published to the Manager’s research database to ensure that all portfolio managers have access to the report summarizing the company’s ESG issues, the results of any meeting/interview with the company, an ESG rating of the company and any other relevant factors. The author of each report will meet with portfolio managers as necessary to discuss the ESG report and the impact the report may have on the overall investment view of the company.

Prospectus 6/15

The Manager may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. To assist with efforts to incorporate ESG considerations into the investment process, all of the Manager’s investment professionals have access to company-specific ESG reports. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for the Portfolio. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Portfolio may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect the Portfolio’s exposure to certain companies or industries and the Portfolio may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to the Portfolio’s long-term performance, there is no guarantee that such results will be achieved.
Principal Risks
This section contains a discussion of the general risks of investing in the Portfolio. The “Investment Strategies and Policies” section in the SAI also includes more information about the Portfolio and its investments and the related risks. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Portfolio involves risks.
Investment Risk
An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Portfolio and its investments.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Foreign Securities Risk
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Prospectus 7/15

Investment in securities denominated in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Portfolio and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Sector Risk
The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – The Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Health Care Sector Risk – The Portfolio may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Portfolio Turnover (Active Trading) Risk
Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk
The Portfolio may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of the Portfolio’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent the Portfolio holds assets in cash and is otherwise uninvested, the ability of the Portfolio to meet its objective may be limited. If the Portfolio holds a large cash position, the Portfolio may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, the Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Portfolio’s investment objective. The Portfolio may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. The Portfolio may not achieve its investment objective while in a temporary defensive position.

Prospectus 8/15

Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2022) approximately $21.7 billion. The Manager has managed the Portfolio since its inception. The Manager is responsible for providing a continuous investment program for the Portfolio, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Portfolio assets. The Manager also arranges for transfer agency, custody and all other services necessary for the Portfolio to operate. These advisory responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for the approval of the investment advisory agreement between the Trust, on behalf of the Portfolio, and the Manager is available in the Portfolio’s annual report to shareholders for its most recent December 31 fiscal year end. The Portfolio pays the Manager advisory fees at the below annual rate based on a percentage of average daily net assets.  The actual rate paid as a percentage of average daily net assets, for the fiscal year ended December 31, 2022, is set forth below under the heading “Actual Rate.”
Portfolio	Annual Fee as a Percentage of Average Daily Net Assets	Actual Rate
Alger Capital Appreciation Portfolio	.81% for assets up to $2 billion; .65% for assets between $2 billion and $3 billion; .60% for assets between $3 billion and $4 billion; .55% for assets between $4 billion and $5 billion; .45% for assets in excess of $5 billion	.81%
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Portfolio	Portfolio Manager(s)	Since
Alger Capital Appreciation Portfolio	Dan C. Chung, CFA Patrick Kelly, CFA Ankur Crawford, Ph.D.	February 2021 September 2004 June 2015 to February 2021; and March 2021 to Present
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Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
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Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
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Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Portfolio.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to the Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Portfolio’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Portfolio; preparation of the periodic updating of the Portfolio’s Registration Statement, including Prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio’s investment portfolio and the publication of the net asset value of the Portfolio’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Portfolio, including the Portfolio’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Portfolio; supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the “1940 Act”); preparation of materials for meetings of the Portfolio’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to

Prospectus 9/15

securities in the Portfolio; arranging for the Portfolio the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. The Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Portfolio’s transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Portfolios. The Portfolio pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class S Shares.
Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of the Portfolio’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which the Portfolio may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open.

Prospectus 10/15

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board.
The Valuation Designee’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Dividends and Distributions and Tax Consequences
The Portfolio declares and pays dividends and distributions annually. The Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.
Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan account. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant’s reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.
Because everyone’s tax situation is unique, you should see a tax advisor about federal, state and local tax consequences of investing in the Portfolio.
Classes of Shares
The Portfolio offers Class I-2 and Class S Shares. Only Class S Shares are offered in this Prospectus. The classes differ primarily in that Class S Shares are subject to a distribution and shareholder servicing fee, while Class I-2 Shares are not. Pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, Class S shares pay a distribution and shareholder servicing fee of 0.25% of the Portfolio’s average daily net assets attributable to those shares on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges. Effective April 30, 2021, the Board authorized a partial closing of Class S shares of the Portfolio. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided herein. The Portfolio may resume sales to all investors (or further suspend sales) at a future date. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.
Such qualified pension and retirement plans include those under the following sections of the Internal Revenue Code:
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A plan described in § 401(a) that includes a trust exempt from tax under § 501(a);
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An annuity plan described in § 403(a);
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An annuity contract described in § 403(b), including a custodial account described in § 403(b)(7);
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An individual retirement account described in § 408(a);
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An individual retirement annuity described in § 408(b);
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A governmental plan within the meaning of plan § 414(d) or an eligible deferred compensation plan within the meaning of § 457(b);
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A simplified employee pension of an employer that satisfies the requirements of § 408(k);
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A plan described in § 501(c)(18);
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A simple retirement account described in § 408(p);

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A deemed IRA described in § 408A;
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A § 415(m) plan that is also a “governmental plan” within the meaning of § 414(d);
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A § 457(f) plan that has as its sponsor either (i) a charitable organization described in § 818(a)(4), or (ii) a governmental organization described in § 818(a)(4), whose employees are described in § 403(b)(1)(A)(ii); and
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Any other trust, plan, account, contract, or annuity that the IRS has determined in a letter ruling to be within the scope of Regs. § 1.817-5(f)(3)(iii).
Investors with non-U.S. addresses and intermediary  or insurance company controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Portfolio. Existing Restricted Accounts may remain in the Portfolio, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Portfolio. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Portfolio, provided eligibility requirements are met.
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio’s shares are held in the names of the separate accounts and plans.
Shares of the Portfolio can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Portfolio will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Portfolio’s transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Portfolio’s transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Portfolio may reject any purchase order. Share certificates are not issued for shares of the Portfolio.
Under normal circumstances, the Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in the Portfolio’s SAI, the Portfolio also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
The Portfolio may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Portfolio believes that a cash redemption may have a substantial impact on the Portfolio and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Portfolio’s procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Limitations on Excessive Trading
The Portfolio invests predominantly in U.S.-traded, highly liquid securities for which current NYSE closing prices are readily available on a daily basis. The Portfolio will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in the Portfolio and other circumstances may invite frequent and/or short-term trading by Portfolio shareholders. Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Portfolio’s portfolio managers, interfere with the efficient management of the Portfolio, increase the Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolio therefore discourages market timing, and to the extent possible monitor for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Portfolio shares. These policies and procedures allow, among other things, the Portfolio to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Portfolio shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Portfolio shares or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved. If the Portfolio rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Portfolio nor the Manager will be responsible for any losses you may suffer as a result.

Prospectus 12/15

In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, the Portfolio generally prohibits more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Portfolio’s policy.
If, based on the Portfolio’s policies and procedures, the Manager determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Portfolio, may place a temporary or permanent block on all further purchases or exchanges of Portfolio shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.  The Portfolio will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Portfolio will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for the Portfolio to monitor the trading activity of beneficial owners of Portfolio shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares in a single account.
As noted above, in certain circumstances the Portfolio may be subject to frequent trading restrictions of intermediaries that differ from the Portfolio’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than the Portfolio’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Portfolio does not monitor intermediaries’ frequent trading restrictions.  The Portfolio reserves the right to prohibit any purchase, sale or exchange of its shares that the Portfolio believes may be disruptive to the Portfolio or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of the Portfolio’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.
Other Information
In Kind Redemptions. The Portfolio may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If the Portfolio pays large redemptions in cash, these transactions may increase the Portfolio's transaction costs and detract from the Portfolio's performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them.
The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Portfolio through an administrator or trustee that maintains a master or “omnibus” account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in Portfolio shares through your retirement plan.
From time to time the Distributor, at its expense from its legitimate profits, may compensate brokers, dealers, investment advisers or others (“Financial Intermediaries”) who are instrumental in effecting investments by their clients or customers in the Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales

Prospectus 13/15

attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Portfolio or the amount of proceeds received by the Portfolio on the sale of shares.
Redemptions by the Portfolio. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, the Portfolio may redeem all the Portfolio shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.
The Portfolio and its agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Portfolio shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Portfolio shares is rejected, such shares may be redeemed from the Portfolio on request of the shareholder. In addition, the Portfolio reserves the right to modify any terms or conditions of purchase of shares of the Portfolio or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Portfolio rejects your purchase or exchange order, you may not be able to execute that transaction, and the Portfolio and its agents will not be responsible for any losses you may suffer as a result.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Portfolio maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Portfolio. Based upon statutory requirements for returned mail, the Portfolio will attempt to locate the shareholder or rightful owner of the account. If the Portfolio is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Portfolio is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Prospectus 14/15

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of the Portfolio’s expenses, including advisory fees and other Portfolio costs, on the Portfolio’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and
•
Your investment has a 5% return before expenses each year.
There is no assurance that the stated annual expense ratio will be the expense ratio for the Portfolio  classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.
Alger Capital Appreciation Portfolio
Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.81%	7.77%	11.87%	16.13%	20.56%	25.15%	29.92%	34.87%	40.01%	45.34%
End Investment Balance	$10,381	$10,777	$11,187	$11,613	$12,056	$12,515	$12,992	$13,487	$14,001	$14,534
Annual Expense	$121	$126	$131	$136	$141	$146	$152	$158	$164	$170

Prospectus 15/15

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended December 31 has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request.
Note that the Portfolio’s financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Year ended 12/31/22	Year ended 12/31/21	Year ended 12/31/20	Year ended 12/31/19	Year ended 12/31/18
Net asset value, beginning of period	$85.16	$92.49	$75.85	$64.44	$79.13
Income from Investment Operations:
Net investment loss (i)	(0.23)	(0.73)	(0.45)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	(30.86)	18.02	31.72	21.49	0.12
Total from investment operations	(31.09)	17.29	31.27	21.28	(0.07)
Distributions from net realized gains	(5.38)	(24.62)	(14.63)	(9.87)	(14.62)
Net asset value, end of period	$48.69	$85.16	$92.49	$75.85	$64.44
Total return	(36.69)%	18.83%	41.40%	33.24%	(0.37)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$36,445	$61,345	$58,436	$49,666	$41,858
Ratio of net expenses to average net assets	1.19%	1.16%	1.18%	1.21%	1.21%
Ratio of net investment loss to average net assets	(0.36)%	(0.72)%	(0.52)%	(0.28)%	(0.23)%
Portfolio turnover rate	107.04%	89.50%	89.91%	74.35%	67.68%
(i)
Amount was computed based on average shares outstanding during the period.

For Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Portfolio documents can be downloaded from the following sources:
•The Portfolio: http://www.alger.com
•SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about the Portfolio and its policies, please read the Portfolio’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Portfolio’s toll-free number, at the Portfolio’s website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the Portfolio’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the period covered by the report. You can receive free copies of these reports by calling the Portfolio’s toll-free number, at the Portfolio’s website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Portfolio documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Quarterly Portfolio Holdings
The Portfolio’s most recent month end portfolio holdings are available approximately sixty days after month-end on the Portfolio’s website at www.alger.com. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year as an exhibit to Form N-PORT and semi-annually on Form N-CSR. Forms N-PORT and N-CSR are available online on the SEC’s website at www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Portfolio by calling (800) 992-3863.
Distributor: Fred Alger & Company, LLC
The Alger Portfolios    SEC File #811-5550

This is not part of the prospectus.

APPS

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2023
The Alger Portfolios (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests of one or two classes in the following seven portfolios (the “Portfolios”):
	Class	Ticker Symbol
Alger Capital Appreciation Portfolio	I-2 S	ALVOX
Alger Large Cap Growth Portfolio	I-2	AAGOX
Alger Mid Cap Growth Portfolio	I-2	AMGOX
Alger Weatherbie Specialized Growth Portfolio	I-2	AAMOX
Alger Small Cap Growth Portfolio	I-2	AASOX
Alger Growth & Income Portfolio	I-2	AIGOX
Alger Balanced Portfolio	I-2	ABLOX
The Trust is designed to permit insurance companies that issue variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies”) to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Portfolios also offer participation to qualified pension and retirement plans (the “Plans”) which elect to make the Portfolios an investment option for plan participants.
Alger Capital Appreciation Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Large Cap Growth Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Mid Cap Growth Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Weatherbie Specialized Growth Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Small Cap Growth Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Growth & Income Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders. Alger Balanced Portfolio’s financial statements for the year ended December 31, 2022 are contained in its annual report to shareholders.
Each Portfolio’s financial statements for the year ended December 31, 2022 are incorporated by reference into this Statement of Additional Information (“SAI”).
This SAI is not a prospectus. It contains additional information about the Portfolios and supplements information in the Trust’s Prospectuses dated May 1, 2023. It should be read together with the applicable Prospectus, which may be obtained free of charge by writing Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, by calling (800) 992-3863, or by visiting http://www.alger.com.

Investment Strategies and Policies

The Prospectuses discuss the investment objectives of each series (each, a “Portfolio” and together, the “Portfolios”) of The Alger Portfolios (the “Trust”) and the principal investment strategies to be employed to achieve those objectives. The principal risks related to each Portfolio’s principal investment strategies are also noted in the Prospectuses. This section of the SAI contains supplemental information concerning all types of securities and other instruments in which a Portfolio may invest, the investment policies and portfolio strategies that a Portfolio may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Portfolio).
In General
The Trust is an open-end management investment company that offers a selection of seven portfolios, each having distinct investment objectives and policies.
Each Portfolio other than the fixed-income portion of Alger Balanced Portfolio seeks to achieve its objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, each Portfolio may hold up to 15% of its net assets (35% of net assets, in the case of Alger Balanced Portfolio and Alger Growth & Income Portfolio) in money market instruments and repurchase agreements. This amount may be higher than that maintained by other funds with similar investment objectives.
Each of the Portfolios may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to seek to increase gains and to hedge against the risk of unfavorable price movements.
The investment strategies of Fred Alger Management, LLC, or any affiliate of Fred Alger Management, LLC, that serves as a sub-adviser to a Portfolio (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks held by the Portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a Portfolio and compare that to those, and other variables, offered by other stocks under coverage within Alger Management’s research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Portfolios’ securities holdings by replacing individual stocks, or reducing or increasing their relative weighting in other Portfolios, with stocks evaluated as having better appreciation potential, or improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the Portfolios’ overall objectives. The Portfolios’ portfolio turnover rates may vary significantly from year to year as a result of the Portfolios’ investment process.
The Alger Weatherbie Specialized Growth Portfolio is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of Alger Management (Weatherbie and Alger Management, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Trust’s Board of Trustees (the “Board”), Alger Management oversees Weatherbie and evaluates its performance results. Alger Management reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Alger Weatherbie Specialized Growth Portfolio, including purchases and sales of individual securities.
There is no guarantee that a Portfolio’s investment objectives will be achieved.

The Portfolios will not normally engage in the trading of securities for the purposes of realizing short-term profits, but will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.
A Portfolio’s turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio’s securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.
Unforeseen Market Events
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting political, social, and economic risks. Since early 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty and result in, among other things: quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; and reductions in consumer demand and economic output. A Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of a Portfolio, the Manager, and a Portfolio’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
In addition, global climate change may have an adverse effect on the value of securities and other assets. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Common and Preferred Stocks
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Portfolio may purchase preferred stock where the issuer has stopped, or is in danger of stopping, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Portfolio may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Temporary Defensive Investments
When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest up to 100% of their assets in a variety of debt securities for defensive purposes. The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Portfolios can buy:
•
high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;
•
commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);
•
short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and
•
repurchase agreements.
Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.
Convertible Securities
Each Portfolio may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments  and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.
U.S. Government Obligations
Each Portfolio may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Portfolio may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
U.S. Government Agency Securities
U.S. government agency securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
Bank Obligations
Bank obligations are certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
Foreign Bank Obligations
Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.
Financial Institution Risk and Distress Events
An investment in a Portfolio is subject to the risk that one of the banks, brokers, custodians or other financial counterparties (each, a “Financial Institution”) of some or all of a Portfolio’s assets or investments fail to timely perform its obligations or experiences insolvency, closure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance or accounting irregularities. If a Financial Institution experiences a Distress Event, the Manager, a Portfolio and/or one of its investments may not be able to access deposits, borrowing facilities or other services, either permanently or for an extended period of time. Although assets held by regulated Financial Institutions in the United States frequently are insured up to stated balance amounts by organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the relevant insurance are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose increased risk of loss. While in recent years governmental intervention has often resulted in additional protections for depositors and counterparties during Distress Events, there can be no assurance that such intervention will occur in a future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, substantial delays or negative impact on banking or brokerage conditions or markets.
Any Distress Event has a potentially adverse effect on the ability of the Manager to manage a Portfolio and its investments, and on the ability of the Manager, a Portfolio and its underlying investments to maintain operations, which in each case could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include a loss of assets or the inability of a Portfolio to acquire or dispose of investments, or acquire or dispose of such investments at prices that the Manager believes reflect the fair value of such investments. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that a Portfolio will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital or otherwise). Although the Manager expects to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses or delays. A Portfolio and its investments are subject to similar risks if a Financial Institution utilized by investors in a Portfolio or by suppliers, vendors, service providers or other counterparties of a Portfolio becomes subject to a Distress Event, which could have a material adverse effect on a Portfolio.
Short-Term Corporate Debt Securities
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.
Mortgage-Backed Securities
(Alger Balanced Portfolio)
The Alger Balanced Portfolio may invest in mortgage-backed securities that are Agency Pass-Through Certificates, private mortgage pass-through securities or collateralized mortgage obligations (“CMOs”), as described below.
Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or Federal Home Loan Mortgage Commission (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.
FNMA is a federally chartered and privately owned corporation organized and existing under federal law. FNMA has been placed into conservatorship of the Federal Housing Finance Agency (“FHFA”). Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof has been obligated to finance FNMA’s operation or to assist FNMA in any other manner.
FHLMC is a federally chartered corporation organized and existing under federal law. FHLMC has been placed into conservatorship of the FHFA. Neither the United States nor any agency thereof has been obligated to finance FHLMC’s operations or to assist FHLMC in any other manner.
The mortgage loans underlying GNMA certificates are partially- or fully-guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.
The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loan receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a “due-on-sale” clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision. Private mortgage pass-through securities (“Private Pass-Throughs”) are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the credit-worthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.
The Portfolio may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and credit-worthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy.
CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:
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In a sequential-pay CMO structure, one class is entitled to receive all principal payments and pre- payments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.
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A planned amortization class (“PAC”) of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.
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An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.
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As discussed above with respect to pass-through, mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.
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A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as, or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to “caps” and “floors” on adjustments to the interest rates which they bear.

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A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a “mezzanine” class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.
It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.
Asset-Backed Securities
(Alger Balanced Portfolio)
The Alger Balanced Portfolio may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the credit-worthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.
Lower-Rated Securities
(Alger Balanced Portfolio)
The Alger Balanced Portfolio may invest up to 10% of its net assets in fixed-income securities rated below investment grade (“high-yield securities” or “junk bonds”), provided that such securities are rated in one of the two categories just below investment grade (BB and B of S&P Global Ratings, Fitch, Inc., and Dominion Bond Rating Service Limited, Ba and B of Moody’s Investors Service, Inc., bb and b of A.M. Best Company, Inc.) by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) or, if unrated, are determined by Alger Management to be of equivalent quality. Such lower-rated securities may be subject to certain risks with respect to the issuer’s ability to make scheduled payments of principal and interest, and to greater market fluctuations. While generally providing higher coupons or interest rates than higher-quality securities, lower-quality fixed-income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of their issuers, and exhibit greater price volatility, especially during periods of economic uncertainty or change. Lower-quality fixed-income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher-quality securities, which react primarily to fluctuations in the general level of interest rates. The market for lower-rated securities is generally less liquid than the market for investment-grade fixed-income securities. It may be more difficult to sell lower-rated securities in order to meet redemption requests or respond to changes in the market.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer’s current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by NRSROs do not necessarily reflect an assessment of the volatility of a security’s market value or liquidity. To the extent that the Portfolio invests in such securities, the achievement of its investment objective may be more dependent on Alger Management’s own credit analysis. If a security in which the Portfolio has invested is downgraded, so that it would no longer be eligible for purchase by the Portfolio, the Portfolio will not necessarily sell the security immediately; Alger Management will consider whether to retain or dispose of the security in the light of all the circumstances. See the Appendix to this SAI for a discussion of the rating categories.
Variable Rate Master Demand Notes
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Portfolio and an issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Repurchase Agreements
Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio’s holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, as authorized and directed by the Board, reviews the credit worthiness of those banks, dealers and clearing corporations with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.
Warrants and Rights
Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.
Restricted and Illiquid Securities
Each Portfolio will not invest more than 15% of its net assets in “illiquid” investments, which are defined as securities that the Manager reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Each Portfolio may invest in restricted securities; i.e., securities that are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.
Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.
Restricted securities may be illiquid or less liquid. In determining the liquidity of a restricted security, the Manager will, using information obtained after reasonable inquiry, take into account relevant market, trading, and investment-specific considerations. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Portfolio could be adversely affected.
Lending of Portfolio Securities
Each Portfolio may lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities.
A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.
Smaller Capitalization Companies
Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Such companies, in which Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio are likely to invest, may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Foreign Securities
Each Portfolio may invest up to 20% of the value of its total assets in foreign securities. Foreign securities are securities issued by companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.
Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.
These securities will generally be purchased through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
Executive Order on Securities Investments that Finance Communist Chinese Military Companies
As a result of an Executive Order issued by the former President of the United States (the “Order”), effective January 11, 2021, U.S. persons (including the Portfolios) are prohibited from transacting in certain securities and derivatives of publicly traded securities of any companies designated as a “Communist Chinese military company” (“CCMCs” and collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) unless such transactions are for purposes of divestment. The DOD designated an initial list of CCMCs prior to January 11, 2021 and, along with OFAC, may designate additional CCMCs from time to time. With respect to additional CCMCs, U.S. persons will be prohibited from transacting in CCMC Securities 60 days after such CCMC is designated by the DOD or OFAC, and will have 365 days from such designation date to divest their holdings in those CCMC Securities.
OFAC has published guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.
A Portfolio’s performance may be adversely impacted by restrictions on its ability to hold CCMC Securities. The extent of any impact will depend on future developments, including a Portfolio’s ability to buy and sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.
Investing in Europe
Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
The United Kingdom (the “UK”) left the EU (known as “Brexit”) on January 31, 2020 under the terms of a negotiated departure deal. A transition period, which kept most pre-departure arrangements in place, ended on December 31, 2020, and the UK entered into a new trading relationship with the EU under the terms of the EU-UK Trade and Cooperation Agreement (“TCA”) which reflected the long-term, post-transition landscape. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of the United Kingdom's withdrawal from the European Union. Significant economic and regulatory uncertainty caused by the UK's exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit are also being shaped by new trade deals that the UK is negotiating with several other countries, including the United States. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit, and these new trade agreements, on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a negative effect on the value of a Portfolio's investments.
In addition, Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Whether or not a Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of a Portfolio’s investments.
It is not possible to ascertain the precise impact these events may have on a Portfolio or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for a Portfolio and its investments. Whether or not a Portfolio invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Portfolio’s investment.
Emerging Markets Investments
A Portfolio may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in a Portfolio’s Prospectuses, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in market illiquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Portfolio’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected market. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid than, and more volatile than, those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Portfolio’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries’ currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Portfolio does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Portfolio’s net asset value will be adversely affected. If a Portfolio hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Portfolio will not benefit from the hedge it purchased, and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.
Foreign Debt Securities
(Alger Balanced Portfolio)
The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.
The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
Derivative Transactions
General
Each Portfolio may invest in, or enter into, derivatives for a variety of reasons in accordance with its fundamental investment restrictions and investment strategies, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments a Portfolio may use, depending on its fundamental investment restrictions, include, but are not limited to options contracts, futures contracts, options on futures contracts and swaps. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than “traditional” securities would. The Manager, however, may decide not to employ some or all of these strategies for a Portfolio and there is no assurance that any derivatives strategy used by a Portfolio will succeed.
Regulation of Derivatives
Rule 18f-4 (“Rule 18f-4”) under the 1940 Act regulates the use by registered investment companies of derivatives transactions. Under Rule 18f-4, derivatives transactions include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm commitments) and non-standard settlement cycle securities, unless a Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed Settlement Securities Provision”). Rule 18f-4 requires, among other things, that certain entities adopt a derivatives risk management program, appoint a derivatives risk manager, comply with limitations on leverage-related risk based on a “value-at-risk” test and update reporting and disclosure procedures. Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a “limited derivatives user,” which is any fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks. As of the date of this SAI, each Portfolio qualifies, and is anticipated to continue to qualify, as a limited derivatives user under Rule 18f-4.
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Portfolios.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate the over-the-counter (“OTC”) derivatives markets for the first time. While the CFTC and other U.S. regulators have adopted many of the required Dodd-Frank regulations, certain regulations have only recently become effective and other regulations remain to be adopted. The full impact of Dodd-Frank on each Portfolio remains uncertain.
OTC derivatives dealers are now required to register with the CFTC as “swap dealers” and with the SEC as “security-based swap dealers.” Registered swap dealers are subject to various regulatory requirements, including, but not limited to, margin, recordkeeping, reporting, transparency, position limits, limitations on conflicts of interest, business conduct standards, minimum capital requirements and other regulatory requirements.
OTC derivatives trades submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as margin requirements mandated by the CFTC, SEC and/or federal prudential regulators. In addition, futures commission merchants (“FCMs”), who act as clearing members on behalf of customers for cleared OTC derivatives and futures contracts, also have discretion to increase a Portfolio’s margin requirements for these transactions beyond any regulatory and clearinghouse minimums subject to any restrictions on such discretion in the documentation between the FCM and the customer. These regulatory requirements may make it more difficult and costly for a Portfolio to enter into highly tailored or customized transactions, potentially rendering certain investment strategies impossible or not economically feasible. If a Portfolio decides to execute and clear cleared OTC derivatives and/or futures contracts through execution facilities, exchanges or clearinghouses, either indirectly through an executing broker, clearing member FCM or as a direct member, a Portfolio would be required to comply with the rules of the execution facility, exchange or clearinghouse and other applicable law.
With respect to cleared OTC derivatives and futures contracts and options on futures, a Portfolio will not face a clearinghouse directly but rather will do so through a FCM that is registered with the CFTC and/or SEC and that acts as a clearing member. A Portfolio may face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse simultaneously with a customer’s failure to meet its obligations to the clearing member. Clearing member FCMs are required to post initial margin to the clearinghouses through which they clear their customers’ cleared OTC derivatives and futures contracts, instead of using such initial margin in their businesses, as was widely permitted before Dodd-Frank. While an FCM may require its customer to post initial margin in excess of clearinghouse requirements, and certain clearinghouses may share a portion of their earnings on initial margin with their clearing members, some portion of the initial margin that is passed through to the clearinghouse does not generate earnings for the FCM. The inability of FCMs to earn the same levels of returns on initial margin for cleared OTC derivatives as they could earn with respect to non-cleared OTC derivatives may cause FCMs to charge higher fees, or provide less favorable pricing on cleared OTC derivatives than swap dealers will provide for non-cleared OTC derivatives. Furthermore, customers, including a Portfolio, are subject to additional fees payable to FCMs with respect to cleared OTC derivatives, which may raise the cost a Portfolio of clearing as compared to trading non-cleared OTC derivatives bilaterally.
The CFTC and the U.S. commodities exchanges impose limits on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on U.S. commodities exchanges. For example, the CFTC has historically imposed speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. A Portfolio could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to a Portfolio.
New regulations and the resulting increased costs and regulatory oversight requirements may result in market participants being required or deciding to limit their trading activities, which could lead to decreased market liquidity and increased market volatility. In addition, transaction costs incurred by market participants are likely to be higher due to the increased costs of compliance with the new regulations. These consequences could adversely affect a Portfolio’s returns.

Risks of Derivative Transactions
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio’s performance.
If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio’s return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Portfolio’s other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Short Sales
Each Portfolio may sell securities “short against the box.” While a short sale is the sale of a security the Portfolio does not own, it is “against the box” if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.
Additionally, each Portfolio may enter into short sales that are not “against the box”. Short sales that are not “against the box” are also known as naked short sales, meaning a Portfolio does not own the securities against which the short sale was entered, exposing a Portfolio to unlimited risk. In order to engage in a short sale, a Portfolio arranges with a broker to borrow the security being sold short. A Portfolio must deposit collateral, consisting of cash or marketable securities, with the broker to secure a Portfolio’s obligation to replace the security. In addition, a Portfolio must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, a Portfolio will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, a Portfolio will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, a Portfolio will experience a gain to the extent the difference in price is greater than these costs.
Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present. In accordance with Rule 18f-4, each Portfolio considers short sales to be derivatives.
Reverse Repurchase Agreements
(Alger Balanced Portfolio)
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, a Portfolio would assume the role of seller/borrower in the transaction. A Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. A Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of the securities. A Portfolio’s use of reverse repurchase agreements is governed in accordance with the requirements of Rule 18f-4.

Options
Each Portfolio may purchase put and call options and write (i.e., sell) put and call options on individual securities, baskets of securities, securities indexes, or particular measurements of value or rates, such as an index of the price of treasury securities or an index representative of short-term interest rates to increase gains or to hedge against the risk of unfavorable price movements, although the Portfolios currently do not intend to rely on these strategies extensively, if at all. A Portfolio may make such investments on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. OTC options also involve greater illiquidity risk.
A Portfolio may purchase call options on any of the types of securities or instruments in which it may invest. A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A Portfolio may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.
A Portfolio may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A call option written by a Portfolio on a security is “covered” if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account.
A Portfolio may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Portfolio. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Portfolio must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Portfolio’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Portfolio must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Portfolio will lose the difference.
A Portfolio may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, when such put options are covered. A put option is “covered” if a Portfolio maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
A Portfolio may also write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited cash collateral equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Portfolio has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Portfolio will retain the premium and will not have to purchase the securities or instruments at the exercise price.
If a Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once a Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if a Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when a Portfolio so desires.
A Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.
An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that a Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If a Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.
In addition to options on securities, a Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a Portfolio is obligated, in return for the premium received, to make delivery of this amount. A Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Portfolio will not purchase these options unless the Manager is satisfied with the development, depth and liquidity of the market and the Manager believes the options can be closed out.
Price movements in a Portfolio’s securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of the Manager to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the Manager might be forced to liquidate portfolio securities to meet settlement obligations.
Although the Manager will attempt to take appropriate measures to minimize the risks relating to any trading by a Portfolio in put and call options, there can be no assurance that a Portfolio will succeed in any option trading program it undertakes.
Although the Portfolios will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. A Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio’s total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

Futures
A Portfolio may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These practices are deemed to be speculative and may cause the net asset value of a Portfolio to be more volatile than the net asset value of a fund that does not engage in these activities.
A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. Transaction costs also are included in these calculations.
Engaging in these transactions involves risk of loss to a Portfolio which could adversely affect the value of a Portfolio’s net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the fund to substantial losses.
Successful use of futures by a Portfolio also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, a Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or a Portfolio could incur losses as a result of those changes. The sale of a futures contract creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.
If the Portfolio uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect the Portfolio’s net investment results if market movements are not as anticipated when the hedge is established.
An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. A Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in a Portfolio’s securities which were the subject of the hedge. In addition, any purchase by a Portfolio of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.
A Portfolio’s use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC (see “Regulation of Derivatives” above) and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require a Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of a Portfolio. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.
A Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.
Foreign Currency Transactions
Each Portfolio may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security a Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities a Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. The currency exposure of a Portfolio’s portfolio typically will be unhedged to the U.S. dollar.
Foreign currency transactions may involve, for example, a Portfolio’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve a Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency a Portfolio contracted to receive. A Portfolio’s success in these transactions may depend on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.
Swap Transactions
Each Portfolio may engage in swap transactions, including currency swaps (discussed above under “Foreign Currency Transactions”), index swaps and total return swaps. A Portfolio may enter into swaps for both hedging purposes and to seek to increase total return. A Portfolio also may enter into options on swap agreements, sometimes called “swaptions.”
Swap agreements are two-party OTC contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.
Most swap agreements entered into by a Portfolio are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, a Portfolio’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Portfolio.
Total Return Swaps: In a total return or “equity” swap agreement, one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying reference asset of a total return swap may include an individual security, a basket of securities, an equity index, loans or bonds. Total return swaps on an individual security, basket of securities or securities indices may sometimes be referred to as “contracts for difference.” Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, a Portfolio is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to a Portfolio’s portfolio because the Portfolio would be subject to investment exposure on the notional amount of the swap.
Options on Swaps (“Swaptions”): A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, a Portfolio generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

With respect to uncleared swaps, swap dealers are required to collect variation margin from a Portfolio and may be required by applicable regulations to collect initial margin from a Portfolio. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of a Portfolio would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
A Portfolio will enter into swap agreements only when the Manager believe it would be in the best interests of the Portfolio to do so. In addition, a Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Portfolio’s repurchase agreement guidelines).
Firm Commitment Agreements and When-Issued Purchases
Firm commitment agreements and “when-issued” purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. Rule 18f-4 permits a Portfolio to enter into firm commitment agreements and when-issued purchases, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision. If a firm commitment agreement or when-issued purchase does not satisfy the Delayed-Settlement Securities Provision, it will be treated as a derivative transaction under Rule 18f-4.
Combined Transactions
A Portfolio may enter into multiple derivatives transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, swaps, structured notes and any combination of futures, options, swaps, currency and interest rate transactions (“component transactions”), to the extent permissible under its fundamental investment restrictions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
Borrowing
Each Portfolio may borrow from banks for temporary or emergency purposes. In addition, Alger Capital Appreciation Portfolio and Alger Weatherbie Specialized Growth Portfolio may borrow money from banks to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Portfolio’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of a Portfolio’s shares will decrease faster than would otherwise be the case. In accordance with the 1940 Act, a Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of its borrowings. Maintaining asset coverage of 300% means that a Portfolio’s liabilities may comprise up to a third of its assets. For example, if a Portfolio had $100 in total assets, and the Portfolio borrowed $50, the Portfolio’s total assets would be $150, and its liabilities would be $50. A Portfolio would have 300% asset coverage. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Interfund Loans
The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Portfolio may lend uninvested cash in an amount up to 15% of its net assets to other funds, and each Portfolio may borrow in an amount up to 10% of its net assets from other funds. If a Portfolio has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio’s total assets, such Portfolio will secure all of its loans from other funds. The ability of the Portfolio to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Board is responsible for overseeing the Trust’s participation in the interfund lending program.
Exchange-Traded Funds
To the extent otherwise consistent with their investment policies and applicable law, each Portfolio may invest in ETFs, which are typically open-end funds or unit investment trusts whose shares are listed on a national stock exchange.
Investments in ETFs subject a Portfolio to the risks of the ETF, as well as the risks of the ETF’s portfolio securities. In addition, the values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.
Shares of ETFs may at times be acquired at market prices representing premiums to their net asset values (“NAVs”). In addition, ETFs held by a Portfolio could trade at a discount from NAV, and such discount could increase while the Portfolio holds the shares. If the market price of shares of an ETF decreases below the price that a Portfolio paid for the shares and the Portfolio were to sell its shares of such ETF at a time when the market price is lower than the price at which it purchased the shares, the Portfolio would experience a loss.
In addition, if a Portfolio acquires shares in ETFs, including affiliated ETFs, shareholders would bear both their proportionate share of expenses in a Portfolio and, indirectly, the expenses of such ETF. Such expenses, both at the Portfolio level and acquired ETF level, would include management and advisory fees, unless such fees have been waived by the Manager. Please see your Portfolio’s Prospectuses to determine whether any such management and advisory fees have been waived by the Manager.
Registered Funds
The Portfolios may invest in shares of other investment companies (including ETFs, as discussed above), to the extent permitted by applicable law, subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Portfolio. A Portfolio’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Portfolio’s expenses. Section 12(d)(1)(A) of the 1940 Act prohibits a Portfolio from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the adoption of Rule 12d1-4 under the 1940 Act and the rescission of Rule 12d1-2 under the 1940 Act and certain exemptive relief issued by the SEC permitting such investments in excess of the limitations of Section 12(d)(1). Rule 12d1-4, which became effective on January 19, 2021, permits a Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters became effective on January 19, 2022.

To the extent a Portfolio invests in other Alger-sponsored funds in excess of the Section 12(d)(1) limits, the Portfolio will do so in reliance on Rule 12d1-4. As discussed in the “Management” section of the SAI, Alger Management waives a Portfolio’s advisory fee in an amount corresponding to the advisory fee borne by the Portfolio as an investor in any underlying Alger-sponsored fund.
Master Limited Partnerships
Each Portfolio may invest in master limited partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership’s operations and management. The Portfolios may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.
Initial Public Offering (“IPO”) Risk
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. IPOs have the potential to produce substantial gains. There is no assurance that a Portfolio will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.
Venture Capital and Private Equity Investments
A Portfolio may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments, including private investments in public equities (“PIPEs”). To capitalize on such opportunities, the Portfolio may invest in venture capital or private equity funds, direct private equity investments, PIPEs, and other investments that the Manager determines to have limited liquidity (“Special Investment Opportunities”). Special Investment Opportunities involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Some Special Investment Opportunities in which a Portfolio may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such Special Investment Opportunities may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. A Portfolio can offer no assurance that the marketing efforts of any particular Special Investment Opportunity will be successful or that its business will succeed. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Portfolio that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause a Portfolio to be less liquid than would otherwise be the case.

With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Real Estate Investment Trusts (“REITs”)
A Portfolio may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.
REITs are subject to management fees and other expenses, and a Portfolio will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Portfolio from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of a Portfolio’s investment strategy results in the Portfolio investing in REIT shares, the percentage of the Portfolio’s dividend income received from REIT shares will likely exceed the percentage of the Portfolio’s portfolio which is comprised of REIT shares. Ordinary REIT dividends received by a Portfolio and distributed to the Portfolio’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Portfolio’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
Cyber Security Risk
With the increasing use of the internet and technology in connection with Portfolio operations, the Portfolios and their service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, “denial of service” attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Portfolios and their service providers use to service Portfolio operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Portfolios and their service providers. Cyber security breaches affecting a Portfolio or any of the Portfolios’ intermediaries or service providers may adversely impact the Portfolio and its shareholders, potentially resulting in financial losses or the inability of Portfolio shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolios to regulatory fines or financial losses and/or cause reputational damage. The Portfolios may also incur additional costs for cyber security risk management programs designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Portfolios invest are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Portfolios’ investments in such companies to lose value. There can be no assurance that the Portfolios or their service providers, or the issuers of the securities in which the Portfolios invest, will not suffer losses relating to cyber security breaches in the future. In addition, the Portfolios have no control over the cybersecurity protections established by their service providers or third-party vendors. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.
London Interbank Offered Rate (“LIBOR”) Replacement and Other Reference Rates Risk
The Portfolios’ investments, payment obligations and financing terms may utilize benchmark or reference rates such as LIBOR, European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and other similar types of reference rates for variable interest rate calculations. Instruments in which a Portfolio invests may pay interest at floating rates based on LIBOR or other similar types of reference rates or may be subject to interest caps or floors based on such reference rates. A Portfolio and issuers of instruments in which the Portfolio invests may also obtain financing at floating rates based on such reference rates. The elimination of a reference rate or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for—or value of—any securities or payments linked to those reference rates.
The ICE Benchmark Administration and the UK Financial Conduct Authority announced a phase out of U.S. dollar LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). To mitigate such challenges, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts maturing after June 30, 2023, that do not contain clearly defined or practicable fallback provisions for LIBOR replacement. Proposals for alternative reference rates for currencies other than the U.S. dollar have also been announced or have already begun publication, such as SONIA in the UK.
The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. The effect of any changes to—or discontinuation of—LIBOR on a Portfolio will vary depending on, among other things, provisions in individual contracts and whether, how, and when industry participants develop and adopt new reference rates and alternative reference rates for both legacy and new products and instruments. All of the aforementioned may adversely affect a Portfolio’s performance or NAV and reduce the liquidity of its investments tied to LIBOR, especially those that do not include fallback provisions.
Investment Restrictions
The investment restrictions numbered 1 through 8 below have been adopted by each of the Portfolios as fundamental policies. Under the 1940 Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Portfolio, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares of the Portfolio present at a Portfolio meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Each of the Portfolios’ investment objectives is a non-fundamental policy, which may be changed by the Board at any time.
For each Portfolio:
1. Except as otherwise permitted by the 1940 Act (which currently limits borrowing to no more than 33 1∕3% of the value of the Portfolio’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not borrow money.
2. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.
3. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Portfolio.
4. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.
5. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not purchase, hold or deal in real estate, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.
6. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not invest in physical commodities or physical commodities contracts, except that the Portfolio may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.
7. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

8. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Portfolio may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction in clause (b) applies only with respect to 75% of the Portfolio’s total assets).
Notations Regarding the Investment Restrictions
The following notations are not considered to be part of a Portfolio’s fundamental investment restrictions and are subject to change without shareholder approval.
Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Portfolio’s other investment policies apply at the time of purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio’s assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1∕3% of the value of the Portfolio’s total assets as a result of a change in values or assets, the Portfolio shall take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.
With respect to Investment Restriction No. 7, subject to applicable law and except as may be stated otherwise, each Portfolio considers any single industry to also include a particular group of related industries.
Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Board. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts or funds managed by Alger Management, investments of the type the Portfolios may make also may be made by these other accounts or funds. When a Portfolio and one or more other funds or other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.
Transactions in equity securities are in most cases effected on U.S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In Alger Management’s view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management’s philosophy to pursue each Portfolio’s investment objective by managing these Portfolios actively, which may result in high portfolio turnover. The portfolio turnover rate for each Portfolio is included in the Portfolio’s Summary Prospectus as well as the financial highlights section of the Portfolio’s Prospectus. Increased portfolio turnover will have the effect of increasing a Portfolio’s brokerage and custodial expenses.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Board has determined that portfolio transactions may be executed through Fred Alger & Company, LLC (“Alger LLC” or the “Distributor”), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger LLC is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger LLC charges the Portfolio involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Portfolio except pursuant to exemptive rules or orders adopted by the SEC.
In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. The Board will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios.
Alger LLC does not engage in principal transactions with the Portfolio and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include certain securities traded in the over-the-counter markets, money market investments and most debt securities.
During the fiscal years ended December 31, 2020, 2021, and 2022, the Portfolios paid commissions in connection with portfolio transactions as follows:
	Broker Commissions Paid for 2020
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Alger Capital Appreciation Portfolio	$335,544	$62,781	19%	16%	$233,187,298	$87,792
Alger Large Cap Growth Portfolio	225,699	40,358	18%	19%	287,189,330	80,140
Alger Mid Cap Growth Portfolio	303,696	56,813	19%	18%	174,541,868	98,369
Alger Weatherbie Specialized Growth Portfolio	2,722	-	0%	0%	1,705,085	1,224
Alger Small Cap Growth Portfolio	102,308	21,724	21%	19%	17,827,618	23,839
Alger Growth & Income Portfolio	5,043	259	5%	5%	2,421,226	1,663
Alger Balanced Portfolio	4,803	242	5%	3%	2,345,508	1,596
	$979,815	$182,177	19%	17%	$719,217,933	$294,623

	Broker Commissions Paid for 2021
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Alger Capital Appreciation Portfolio	$356,329	$53,370	15%	13%	$173,699,619	$70,256
Alger Large Cap Growth Portfolio	161,246	50,719	31%	34%	53,769,109	28,597
Alger Mid Cap Growth Portfolio	377,772	71,331	19%	22%	150,216,164	81,603
Alger Weatherbie Specialized Growth Portfolio	2,770	-	0%	0%	1,842,419	996
Alger Small Cap Growth Portfolio	135,138	17,293	13%	11%	59,550,894	38,240
Alger Growth & Income Portfolio	2,602	-	0%	0%	760,386	230
Alger Balanced Portfolio	3,161	-	0%	0%	3,039,262	757
	$1,039,018	$192,713	19%	19%	$442,877,853	$220,679

	Broker Commissions Paid for 2022
		Paid to Alger LLC			Soft Dollar Transactions
	Total Paid by the Portfolio	Dollar Amount Paid to Alger LLC	% of Brokerage Commissions Paid to Alger LLC	% of Dollar Amount of Transactions Effected through Alger LLC	Value of Transactions	Commissions
Alger Capital Appreciation Portfolio	$350,181	$48,111	14%	11%	$165,735,874	$80,838
Alger Large Cap Growth Portfolio*	167,990	60,353	36%	33%	31,204,015	11,847
Alger Mid Cap Growth Portfolio*	193,342	33,882	18%	17%	91,440,515	40,531
Alger Weatherbie Specialized Growth Portfolio	3,369	-	0%	0%	692,148	738
Alger Small Cap Growth Portfolio	47,431	5,586	12%	15%	20,996,644	23,449
Alger Growth & Income Portfolio	1,466	162	11%	5%	359,618	101
Alger Balanced Portfolio	1,300	170	13%	2%	178,888	63
	$765,079	$148,264	19%	18%	$310,607,702	$157,567

*
After the close of business on June 3, 2022, Class S Shares of the Portfolio were converted into Class I-2 Shares of the Portfolio.
The decrease in brokerage commissions paid by the Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Growth & Income Portfolio in the fiscal year ended December 31, 2022 when compared to the prior fiscal years was primarily a result of significant asset outflows from each Portfolio, decreasing assets, and market volatility in 2022.
As of December 31, 2022, Alger Small Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, and Alger Weatherbie Specialized Growth Portfolio did not hold securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act). As of December 31, 2022, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio held securities of their regular brokers or dealers as follows:
Alger Capital Appreciation Portfolio	Dollar Value of Securities Owned
Morgan Stanley	$714,678

Alger Large Cap Growth Portfolio	Dollar Value of Securities Owned
J.P. Morgan Chase & Co., Inc.	$3,085,507

Alger Growth & Income Portfolio	Dollar Value of Securities Owned
J.P. Morgan Chase & Co., Inc.	$955,597
Morgan Stanley	$791,536
Bank of America Corp.	$447,219

Alger Balanced Portfolio	Dollar Value of Securities Owned
Bank of America Corp.	$966,121
J.P. Morgan Chase & Co., Inc.	$1,013,796
Morgan Stanley	$842,718
Wells Fargo & Co.	$970,974
Portfolio Turnover
Alger Large Cap Growth Portfolio experienced significant variation in its portfolio turnover rate in the fiscal year ended December 31, 2022 when compared to the prior fiscal years. The portfolio turnover rate of the Alger Large Cap Growth Portfolio changed to 78.40% during the fiscal year ended December 31, 2022 from 69.92% during the fiscal year ended December 31, 2021 and 125.41% during the fiscal year ended December 31, 2020. The significant variation in the Alger Large Cap Growth Portfolio’s portfolio turnover rate in 2022 was primarily a result of the changing dynamics of the market due to rising interest rates during the 2022 fiscal year.
Disclosure of Portfolio Holdings
The Board has adopted policies and procedures relating to disclosure of the Portfolio’s securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios.
Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.
The Portfolios make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters as an exhibit to their regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Portfolios’ fiscal quarter.
In addition, the Portfolios make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolios provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Portfolios’ Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Portfolio’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolios routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Portfolio’s portfolio versus an index (such as P/E (or price to book) ratio), EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolios at (800) 992-3863 to obtain such information.
Each Portfolio provides its portfolio holdings on a daily basis, with no lag, to each of Abel Noser, Bloomberg, Factset, Security Class Action Services, LLC, and William O’Neil + Co. Inc. Each Portfolio has ongoing arrangements to provide its portfolio holdings to each of Callan Associates, Epiq eDiscovery Solutions, Inc., Equest, eVestment Alliance, LLC, Fascet LLC, ICE Data Services, InsiderScore, Mercer Investment Consulting, Morningstar, Oppenheimer, PSN, S&P Global Inc., RBC Capital Markets, Refinitiv US LLC, Renaissance Macro, Seismic, Synergy Capital Management, Vantagepoint Investment Management, Inc., and Wilshire. Neither a Portfolio nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Portfolios and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as a Portfolio, and therefore may be generally aware of the portfolio holdings of a Portfolio.
Net Asset Value

The price of one share of a class is based on its net asset value or “NAV.” The NAV is computed by adding the value of a Portfolio’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. The NAV of a share of a given class may differ from that of one or more other classes of a Portfolio. NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open.
Purchases of shares will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.
The NYSE is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
The assets of a Portfolio are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at a price within the bid and asked price or the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued may be used. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by Alger Management, as the Board’s valuation designee.
Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of these markets (generally foreign markets) and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the Manager, pursuant to policies established by the Board, believes to be fair values of these securities as of the close of the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open.
The valuation of money market instruments with maturities of 60 days or less held by a Portfolio is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.
Purchases and Redemptions

Shares of the Portfolios are offered by the Trust on a continuous basis to separate accounts of certain life insurance companies (“Participating Insurance Companies”) and to Plans. Shares are distributed by Alger LLC as principal underwriter for the Portfolios pursuant to a distribution agreement (the “Distribution Agreement”) which provides that Alger LLC accepts orders for shares at net asset value and no sales commission or load is charged.
The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Trust directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Portfolios do not assess any fees, either when they sell or when they redeem their shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies’ prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolios.
The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of its shares.
Payment for shares tendered for redemption is ordinarily made in cash. However, the Board has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Portfolio uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.
Distribution Plan
Under a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, each Portfolio that offers Class S shares may pay Alger LLC a fee, at an annual rate of up to 0.25% of the average daily net assets of the Portfolio allocable to Class S shares of the Portfolio, if any, primarily for remittance to Participating Insurance Companies and qualified plan service providers as compensation for distribution assistance and shareholder services with respect to Class S shares. The Plan is a “compensation” type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets allocable to the Class S shares of a Portfolio for recordkeeping and administrative services as well as activities that are primarily intended to result in sales of Class S shares of the Portfolio, including but not limited to preparing, printing and distributing prospectuses, SAI, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; compensating agents; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant-level recordkeeping and administrative services; and similar activities. The Trustees unanimously approved the Plan on February 5, 2002, and it became effective on May 1, 2002. The Plan and any related agreement that is entered into by a Portfolio in connection with the Plan remains in effect from year to year, provided such continuation is approved annually by vote of a majority of the Trustees and of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the “12b-1 Independent Trustees”). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Independent Trustees, at a meeting called for that purpose. The Plan may not be amended to increase materially the amount to be spent with respect to a Portfolio without the approval of the Class S shareholders of the Portfolio. In addition, the Plan may be terminated with respect to any Portfolio at any time, without penalty, by vote of a majority of the outstanding Class S shares of the Portfolio or by vote of a majority of the 12b-1 Independent Trustees.
Alger LLC’s selling expenses during the fiscal year ended December 31, 2022, were as follows for the Portfolios:
The Alger Portfolios — Class S Shares
	Capital Appreciation Portfolio	Large Cap Growth Portfolio*	Mid Cap Growth Portfolio*	Total
Advertising & Promotion	$3,338	$148	$139	$3,625
Compensation to Dealers	126,627	6,027	6,125	138,779
Compensation to Sales Personnel	6,424	244	230	6,898
Printing	305	10	9	324
Total Selling Expenses	$136,694	$6,429	$6,503	$149,626

*
Class S Shares of Alger Large Cap Growth Portfolio and Mid Cap Growth Portfolio were converted into I-2 Shares after the close of business on June 3, 2022.
Expenses of the Portfolios
Subject to any expense limitations described in each Portfolio’s Prospectus(es), each Portfolio will generally bear its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class S shares of each Portfolio may pay Alger LLC for expenses incurred in distributing shares of that class and for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Portfolio or class will be allocated in a manner deemed fair and equitable by the Board. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.
Participating Insurance Companies and Plans

The Trust currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolios may offer their shares to Plans. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw their investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Trust assumes no responsibility for such prospectuses or plan documents.
Tax qualified plans may also invest in the Portfolios. The Trust assumes no responsibility for confirming the tax status of shareholders, or their effect on the tax status of other Portfolio shareholders.

Management

Trustees and Officers of the Trust
The Trust is governed by the Board which is responsible for protecting the interests of shareholders under Massachusetts law.
The Board has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Portfolio’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Portfolio’s financial statements and the independent audit thereof. The members of the Audit Committee are Charles F. Baird, Jr., Roger P. Cheever, David Rosenberg and Nathan E. Saint-Amand. The Audit Committee met six times during the Trust’s last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as Independent Trustees to the Board. The Nominating Committee, which met once during the Trust’s last fiscal year, is composed of all the Independent Trustees.
While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Trust, c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, New York 10004. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Portfolios that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act (including such individual’s written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Trust’s By-laws.
Board’s Risk Oversight Role
Risk oversight is part of the Board’s general oversight of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Portfolios, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office) and portfolio management personnel, which include reports on the investment performance of the Portfolios.
The Board receives regular compliance reports prepared by the Trust’s and the Manager’s Chief Compliance Officer and meets regularly with the Chief Compliance Officer to discuss various compliance matters, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the Trust’s and the Manager’s Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Principal Financial Officer.
With respect to liquidity risk, the Board reviews, no less frequently than annually, a written report prepared by the Manager as the administrator of the Trust’s liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation. The Board also receives regular liquidity reports. With respect to valuation risk, the Board oversees the Manager in its role as valuation designee and reviews periodic reporting addressing valuation matters with respect to each Portfolio, including the Manager’s annual assessment of the adequacy and effectiveness of its process for determining the fair value of each Portfolio’s portfolio securities.

The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. The Board also may receive special reports or presentations on a variety of matters, either upon the Board’s request or upon the initiative of the Manager. The Board receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Portfolios’ investment activities.
Board Composition and Leadership Structure
The 1940 Act requires that at least 40% of the Trust’s trustees be Independent Trustees and as such not be affiliated with the Manager. To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 80% of the Trust’s Trustees, including the Chair of the Board, are Independent Trustees. The Chair of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chair of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.
Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.
Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2):
Hilary M. Alger (1961)	Trustee since 2007	Non-profit Fundraising Consultant since 2015, Schultz & Williams; Non-profit Fundraising Consultant since 2014, Hilary Alger Consulting; Emeritus Trustee since 2020 and Trustee from 2013 to 2020, Philadelphia Ballet; School Committee Member since 2017, Germantown Friends School.	29	Board of Directors, Alger Associates, Inc.; Director of Target Margin Theater
Non-Interested Trustees:
Charles F. Baird, Jr. (1953)	Trustee since 2007	Managing Partner of North Castle Partners (private equity securities group).	29
Roger P. Cheever (1945)	Trustee since 2007	Retired; Associate Vice President for Development Strategy from 2020 to 2021 and Associate Vice President for Principal Gifts from 2008 to 2020, Harvard University.	29	Board of Directors, Alger SICAV Fund
David Rosenberg (1962)	Trustee since 2007	Associate Professor of Law since August 2000, Zicklin School of Business, Baruch College, City University of New York.	29
Nathan E. Saint-Amand M.D. (1938)	Trustee since 1988	Medical doctor in private practice since 1970; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	29

(1)
The address of each Trustee is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.

(3)
“Alger Fund Complex” refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the board of trustees of the other five registered investment companies in the Alger Fund Complex.
Information About Each Trustee’s Experience, Qualifications, Attributes or Skills
The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.
Each Trustee has been a Board member of the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.
•
Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex funds (some since 2003), Ms. Alger has over 25 years experience in development for non- profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.
•
Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 2000), and his service on the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.
•
Roger P. Cheever — Mr. Cheever has been the Chair of the Board of all of the Alger Fund Complex funds since 2007, and has been a Board member of some since 2000. Mr. Cheever has over 35 years of experience in the development and management of non-profit entities.
•
David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex funds since 2007, Mr. Rosenberg has 20 years of experience as a professor of business law.
•
Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 1986), and his service on the Audit Committee of the Trust, Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.
The officers of the Trust, their principal occupations, and other information, are shown below.

Name (Year of Birth), Position with Trust and Address(1)	Principal Occupations	Officer Since
Officers(2):
Hal Liebes (1964) President, Principal Executive Officer
Executive Vice President, Chief Operating Officer (“COO”), Secretary and Managing
Member, Alger Management; Managing Member, Alger LLC; COO and Secretary, Alger
Associates, Inc.; COO, Secretary and Manager, Alger Alternative Holdings, LLC and Alger
Alternative Holdings II, LLC; Director, Alger SICAV and Alger International Holdings; Vice
President, COO, Managing Member and Secretary, Alger Capital, LLC and Alger Group
Holdings, LLC; Executive Director and Chairman, Alger Management, Ltd.; Manager and
Secretary, Weatherbie Capital, LLC, Alger-Weatherbie Holdings, LLC and Alger Apple Real
Estate LLC; Manager, Alger Partners Investors I LLC, Alger Partners Investors II LLC and
Alger Partners Investors KEIGF; Secretary, Alger Boulder I LLC; Director and Secretary,
The Foundation for Alger Families.
		2005
Tina Payne (1974) Secretary, Chief Compliance Officer, Chief Legal Officer	Senior Vice President, General Counsel, Chief Compliance Officer (“CCO”) and Assistant Secretary, Alger Management; Senior Vice President, General Counsel, and Secretary, Alger LLC; CCO and Authorized Signer, Alger Management, Ltd.; Vice President and Assistant Secretary, Alger Group Holdings, LLC; Assistant Secretary, Weatherbie Capital, LLC, Alger Alternative Holdings, LLC, Alger Alternative Holdings II, LLC and Alger-Weatherbie Holdings, LLC.	2017
Michael D. Martins (1965) Treasurer, Principal Financial Officer	Senior Vice President, Alger Management.	2005
Sergio M. Pavone (1961) Assistant Treasurer	Vice President, Alger Management.	2007
Mia G. Pillinger (1989) Assistant Secretary	Vice President, Associate Counsel of Alger Management since 2020. Formerly, Associate at Willkie Farr & Gallagher, LLP, from 2016 to 2020.	2020
Sushmita Sahu (1981) AML Compliance Officer	Vice President, Alger Management.	2021

(1)
The address of each officer is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.
No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a fee of $156,000 per annum, paid pro rata based on net assets by each portfolio in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chair of the Board receives an additional compensation of $22,000 per annum paid pro rata based on net assets by each portfolio in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each portfolio in the Alger Fund Complex. Effective January 1, 2022, the Trustees adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of the portfolios in the Alger Fund Complex.
The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2022. The following table provides compensation amounts paid to current Independent Trustees for the fiscal year ended December 31, 2022.
Compensation Table
Name of Person	Aggregate Compensation from The Alger Portfolios*	Total Compensation Paid to Trustee from The Alger Fund Complex*
Charles F. Baird, Jr	$10,286	$169,000
Roger P. Cheever	$10,876	$178,000
David Rosenberg	$9,448	$156,000
Nathan E. Saint-Amand	$10,327	$169,000

*
An additional $10,234 was paid by the Trust and $169,000 by the Alger Fund Complex for the fiscal year ended December 31, 2022, to a Trustee who retired effective December 31, 2022.

The following table shows each current Trustee’s beneficial ownership as of December 31, 2022, by dollar range, of equity securities of the Portfolio and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.
None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger LLC, or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger LLC. The table reflects Ms. Alger’s beneficial ownership of shares of the Portfolios, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger. As of the fiscal year ended December 31, 2022, no Trustee beneficially owned any equity securities of any Portfolio because no Trustee had invested in the type of insurance contract through which the Portfolios must be purchased.
Name of Trustee	Alger Capital Appreciation	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Weatherbie Specialized Growth	Alger Small Cap Growth	Alger Growth & Income	Alger Balanced	Aggregate Dollar Range of Equity Securities of Funds Overseen by Trustee in Alger Fund Complex
Interested Trustee:
Hilary M. Alger	A	A	A	A	A	A	A	E
Independent Trustees:
Charles F. Baird, Jr.	A	A	A	A	A	A	A	E
Roger P. Cheever	A	A	A	A	A	A	A	E
David Rosenberg	A	A	A	A	A	A	A	C
Nathan E. Saint-Amand	A	A	A	A	A	A	A	E
Investment Manager
Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2022, had approximately $21.7 billion in assets under management. Alger Management is directly owned by Alger Group Holdings, LLC, a financial services holding company. Alger Group Holdings and Alger Management are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, the parent company of Alger Group Holdings.
Alger Management serves as investment adviser to the Portfolios pursuant to a written agreement between the Trust, on behalf of the Portfolios, and Alger Management (the “Advisory Agreement”), and under the supervision of the Board. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Portfolios, placing orders to purchase and sell securities on behalf of the Portfolios, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. Alger LLC may serve as each Portfolio’s broker in effecting most portfolio transactions on securities exchanges and can retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Trust who are employed by the Trust and Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.
As compensation for its services, the Trust has agreed to pay Alger Management an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the applicable Portfolio:
Portfolio	Annual Fee as a Percentage of Average Daily Net Assets
Alger Capital Appreciation Portfolio
.81% for assets up to $2 billion;
.65% for assets between $2 billion and $3 billion;
.60% for assets between $3 billion and $4 billion;
.55% for assets between $4 billion and $5 billion;
.45% for assets in excess of $5 billion

Portfolio	Annual Fee as a Percentage of Average Daily Net Assets
Alger Large Cap Growth Portfolio	.71% for assets up to $1 billion; .60% for assets in excess of $1 billion
Alger Mid Cap Growth Portfolio	.76% for assets up to $1 billion; .70% for assets in excess of $1 billion
Alger Weatherbie Specialized Growth Portfolio	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion
Alger Small Cap Growth Portfolio	.81% for assets up to $1 billion; .75% for assets in excess of $1 billion
Alger Growth & Income Portfolio	.50%
Alger Balanced Portfolio	.71% for assets up to $1 billion; .55% for assets in excess of $1 billion
The Manager has made a contractual commitment to Alger Weatherbie Specialized Growth Portfolio to waive and/or reimburse the Portfolio for expenses to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I-2 shares of the Portfolio to 0.24% of the Class’s daily average net assets. The limitation does not include custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The agreement runs through April 30, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Advisory Agreement. Prior to April 30, 2023, the waiver/reimbursement arrangement for Alger Weatherbie Specialized Growth Portfolio was to maintain total annual operating expenses at or below certain levels. The limitation did not include acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. The waiver/reimbursement was 1.05% for Class I-2 shares.
The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Portfolio will only make repayments to the Manager if such repayment does not cause the Portfolio’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Portfolio’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Additionally, with respect to each of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio, the Manager has contractually agreed to waive fees owed to it, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying investment in an affiliated investment company. These agreements will remain in effect for the life of any such investment.
During the fiscal years ended December 31, 2020, 2021, and 2022*, respectively, Alger Management earned the following under the terms of the Advisory Agreement:
Portfolio	2022	2021	2020
Alger Capital Appreciation Portfolio	$3,586,175	$5,302,743	$4,372,317
Alger Large Cap Growth Portfolio	$2,133,998	$3,098,934	$2,368,424
Alger Mid Cap Growth Portfolio	$1,054,431	$1,592,341	$1,186,274
Alger Weatherbie Specialized Growth Portfolio	$22,670	$31,833	$18,807
Alger Small Cap Growth Portfolio	$1,482,832	$2,465,711	$2,045,473
Alger Growth & Income Portfolio	$174,335	$189,473	$154,343
Alger Balanced Portfolio	$393,108	$403,961	$341,461

*
Class S Shares of Alger Large Cap Growth Portfolio and Mid Cap Growth Portfolio were converted into I-2 Shares after the close of business on June 3, 2022.

During the fiscal years ended December 31, 2020, 2021, and 2022*, respectively, Alger Management waived and/or reimbursed the following Portfolios the respective amounts set forth in the table below, pursuant to contractual agreements to limit expenses that were substantially the same as those described above:
Portfolio	2022	2021	2020
Alger Capital Appreciation Portfolio	$—	$—	$—
Alger Large Cap Growth Portfolio	$82,205	$108,627	$75,488
Alger Mid Cap Growth Portfolio	$35,659	$44,580	$—
Alger Weatherbie Specialized Growth Portfolio	$114,971	$109,937	$133,020
Alger Small Cap Growth Portfolio	$—	$—	$—
Alger Growth & Income Portfolio	$—	$—	$—
Alger Balanced Portfolio	$—	$—	$—

*
Class S Shares of Alger Large Cap Growth Portfolio and Mid Cap Growth Portfolio were converted into I-2 Shares after the close of business on June 3, 2022.
Administrative Services
From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management’s or its affiliates’ resources, and not from the assets of the Portfolios.
Pursuant to a separate administration agreement between the Trust, on behalf of the Portfolios, and Alger Management (the “Fund Administration Agreement”), Alger Management also provides administrative services to the Portfolios, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Portfolios; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Portfolio’s investment portfolio and the publication of the net asset value of each Portfolio’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Portfolios, including the Portfolios’ Custodian, Transfer Agent and printers; providing trading desk facilities for the Portfolios; and supervising compliance by the Portfolios with recordkeeping and periodic reporting requirements under the 1940 Act.
Alger Management’s administrative fee is .0275% of average daily net assets, and pursuant to an Accounting Agency Agreement between Brown Brothers Harriman & Co. (“BBH”) and the Portfolios, for a fee of 0.014% of the Portfolios’ average daily net assets for the first $5 billion in assets and 0.0125% for assets over $5 billion, BBH provides accounting and bookkeeping services and calculation of the net asset value of the Portfolios’ shares.
During the fiscal years ended December 31, 2020, 2021, and 2022*, respectively, Alger Management earned under the terms of the Fund Administration Agreement, approximately:
Portfolio	2022	2021	2020
Alger Capital Appreciation Portfolio	$121,753	$180,031	$148,443
Alger Large Cap Growth Portfolio	$82,655	$120,029	$91,735
Alger Mid Cap Growth Portfolio	$38,154	$57,618	$42,924
Alger Weatherbie Specialized Growth Portfolio	$770	$1,081	$639
Alger Small Cap Growth Portfolio	$50,343	$83,712	$69,445
Alger Growth & Income Portfolio	$9,588	$10,421	$8,489
Alger Balanced Portfolio	$15,226	$15,646	$13,226

*
Class S Shares of Alger Large Cap Growth Portfolio and Mid Cap Growth Portfolio were converted into I-2 Shares after the close of business on June 3, 2022.
Alger Management has also entered into a Shareholder Administrative Services Agreement with the Trust. The services provided and the fees paid pursuant to that agreement are discussed in the “Transfer Agent” section below.

Sub-Adviser
Alger Management has entered into a Sub-Advisory Agreement with Weatherbie, a wholly-owned subsidiary of Alger Associates and an affiliate of Alger Management. Weatherbie, subject to Alger Management’s supervision and approval, provides investment management of the Alger Weatherbie Specialized Growth Portfolio’s assets. Alger Management pays Weatherbie 70% of the advisory fee received by Alger Management from Specialized Growth Portfolio, net of any waivers.
During the fiscal years ended December 31, 2020, 2021, and 2022, Alger Management paid Weatherbie $0, $0, and $0, respectively, under the terms of the Sub-Advisory Agreement in respect of Specialized Growth Portfolio.
Securities Lending
Growth & Income Portfolio participated in the Brown Brothers Harriman Global Securities Lending Program during the fiscal year ended December 31, 2022. As securities lending agent, the responsibilities of Brown Brothers Harriman & Co. (“BBH”) included lending the securities, receipt of collateral, holding and administration of collateral, maintenance of collateral margin, return of collateral, provision of statements, and adherence to operational procedures. All loans were collateralized by cash invested in a money market fund. The total fees were split between the Portfolio (75%) and BBH (25%) as lending agent.
For the fiscal year ended December 31, 2022, Growth & Income Portfolio earned $14.95 in gross income from securities lending activities, including income from cash collateral reinvestment. The borrowers paid premiums of $3.75, and were paid rebates of $6.65. The Portfolio paid an agency fee of $2.06 to BBH. The Portfolio’s net income from securities lending activities was $6.24.
Description of Portfolio Manager Compensation Structure
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.
Bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:
•
the firm’s overall financial results and profitability;
•
the firm’s overall investment management performance;
•
current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;
•
qualitative assessment of an individual’s performance with respect to the firm’s investment process and standards; and
•
the individual’s leadership contribution within the firm.
While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.
Alger Management has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Senior members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.

Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.
Other Accounts Managed by Portfolio Managers
The numbers and assets of other accounts managed by the portfolio managers of the Portfolios as of December 31, 2022 are as follows.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Gregory S. Adams*	3	$802,499,730	2	$116,946,141	6	$14,766,269
Joshua D. Bennettx†	3	$1,154,078,913	5	$221,960,737	17	$1,011,008,206
Dan C. Chung*#	11	$7,851,560,410	7	$1,012,320,012	50	$2,102,334,350
Ankur Crawford#	5	$7,530,548,788	10	$1,202,576,440	56	$2,284,120,196
H. George Daix†	3	$1,154,078,913	5	$221,960,737	17	$1,011,008,206
Brandon A. Geisler	2	$234,159,780	0	$0	1	$2,576,458
Patrick Kelly#	5	$7,530,548,788	10	$1,202,576,440	56	$2,284,120,196
Edward Minn^†	1	$681,610,303	4	$241,693,467	18	$1,013,899,054
Sanjiv Talwar±	1	$173,198,276	1	$12,589,798	2	$6,923,837
Amy Y. Zhang	5	$3,410,407,101	2	$157,577,701	5	$201,280,433

*
The portfolio manager also manages Alger Dynamic Return Fund, a private fund included in “Other Pooled Investment Vehicles”. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $34 million as of December 31, 2022.
#
The portfolio manager also manages a separate account, included in “Other Accounts,” with an advisory fee based on the performance of the account. The account had assets of approximately $233 million as of December 31, 2022.
†
The portfolio manager also managed a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $90 million as of December 31, 2022.
x
The portfolio manager also manages Weatherbie Long/Short Fund, a private hedge fund included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $35 million as of December 31, 2022.
^
The portfolio manager also manages Weatherbie Growth Fund, a private hedge fund included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $138 million as of December 31, 2022.
±
The portfolio manager also manages Alger Life Sciences Innovation Fund, a private fund included in “Other Pooled Investment Vehicles”. The advisory fee of Alger Life Sciences Fund is based on the performance of the account, which had assets of approximately $13 million as of December 31, 2022.
Securities Owned by the Portfolio Managers
As of the fiscal year ended December 31, 2022, no portfolio manager beneficially owned any equity securities of any Portfolio because no portfolio manager had invested in the type of insurance contract through which the Portfolios must be purchased.
Distributor
Alger LLC, the principal underwriter for the Portfolios, is located at 100 Pearl Street, 27th Floor, New York, NY 10004. It is an affiliate of Alger Management.
From time to time Alger LLC, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger LLC may also from time to time, at its expense from its legitimate profits, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of Trust assets or 0.50% annually of the value of Trust sales attributable to that financial intermediary. Alger LLC determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger LLC deems relevant. Factors considered by Alger LLC generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger LLC has its most significant arrangements to make additional cash compensation payments are Ameriprise Financial Services, Inc., Ameritas Investment Corporation, Ameritrade Inc., Charles Schwab & Co., Empower Financial Services, Inc., Jefferson National Life, Lincoln Benefit Life, LPL Financial Corporation, Merrill Lynch, Pierce, Fenner & Smith, Midland National Life Ins Co., MML Distributors LLC, Morgan Stanley Smith Barney LLC, MSCS Financial Services LLC, National Financial Services Co., Nationwide Investment Services Corp., Noramco, Oneamerica Securities, Inc., Pershing LLC, Protective Life Insurance Company, Raymond James & Associates, Inc., RBC Capital Markets LLC, Talcott Resolution Life Insurance Co., UBS Financial Services Inc., Voya Institutional Plan Services Inc., and Wells Fargo Clearing Services LLC. In addition, Alger LLC may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger LLC. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Portfolio or the amount of proceeds received by a Portfolio on the sale of shares.
Independent Registered Public Accounting Firm

Deloitte & Touche LLP serves as the Trust’s independent registered public accounting firm.
Code of Ethics

The Manager, Alger LLC and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.
Alger Management and Weatherbie personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to the restrictions and procedures of the Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Code of Ethics by calling the Trust toll-free at (800) 992-3863.
Dividends

Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder’s account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. With respect to each Portfolio other than Alger Growth & Income Portfolio, any dividends of the Portfolios will be declared and paid annually. Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.
The classes of a Portfolio may have different dividend and distribution rates. Class I-2 dividends generally will be greater than those of Class S due primarily to the 12b-1 fees associated with Class S shares. However, dividends paid to each class of shares in a Portfolio will be declared and paid at the same time and will be determined in the same manner as those paid to the other class.
Certain U.S. Federal Income Tax Considerations

The following is a summary of selected federal income tax considerations that may affect the Trust and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Portfolios.
Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Trust-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.
As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.
The Trust distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a “segregated asset account” within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.
The Trust has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.
Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as “annuity contracts” or “life insurance” for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.
Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59½ are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.
Custodian and Transfer Agent

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 serves as custodian for the Trust pursuant to a custodian agreement under which it holds each Portfolio’s assets. UMB Fund Services, Inc. (“UMB”), 235 W. Galena Street, Milwaukee, WI 53212 serves as transfer agent for the Portfolios. Under the transfer agency agreement, UMB processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Portfolios. The Trust, Alger LLC (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.

Pursuant to the transfer agency agreement, UMB is compensated on a per-account basis, subject to a minimum total fee amount across the fund complex. These fees will be allocated across the Portfolios on a pro-rata basis by assets. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and to provide administrative oversight of UMB and related services. Alger Management is paid on an asset-based basis for these services. During the fiscal years ended December 31, 2020, 2021, and 2022, the Portfolios paid to Alger Management under the Shareholder Administrative Services Agreement:
Portfolio	2022	2021	2020
Alger Capital Appreciation Portfolio	$44,274	$65,466	$53,979
Alger Large Cap Growth Portfolio	$30,056	$43,647	$33,358
Alger Mid Cap Growth Portfolio	$13,874	$20,952	$15,609
Alger Weatherbie Specialized Growth Portfolio	$280	$393	$232
Alger Small Cap Growth Portfolio	$18,307	$30,441	$25,253
Alger Growth & Income Portfolio	$3,487	$3,789	$3,087
Alger Balanced Portfolio	$5,537	$5,690	$4,809
Counsel to the Trust

The law firm Kirkland & Ellis LLP, 601 Lexington Avenue, New York, NY 10022, acts as counsel to the Trust.
Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of outstanding shares of a Portfolio. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Portfolio or acknowledges the existence of such control may be presumed to control the Portfolio. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Portfolio’s fundamental policies or terms of the Advisory Agreement. Certain of the investors below are believed to hold the indicated shares as nominee.
Additionally, the Manager or an affiliate of the Manager (the “seed investor”) may provide initial funding to or otherwise invest in a Portfolio. A seed investor may redeem its investment in a Portfolio at any time and without prior notice, which could adversely affect a Portfolio and its shareholders, such as by causing the Portfolio to realize taxable gains that will be distributed to other shareholders, and increasing Portfolio transaction costs and expense ratios.
The following table contains information regarding persons of record who own five percent or more of any share class of the Portfolio. All holdings are expressed as a percentage of a class of the Portfolio’s outstanding shares as of March 31, 2023.
Unless otherwise indicated, a Portfolio has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. The Trustees and officers of the Trust, as a group, held  directly less than 1% of each class of each Portfolio.
Alger Balanced Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
Zurich American Life Insurance Co. Variable Annuity Separate Account ATTN: Separate Account Reporting 4 South Greenville, SC 29602	I-2	45.02%
Ameritas Life Ins. Corp. Ameritas Variable Separate Acct V ATTN: Variable Trades 5900 O St. Lincoln, NE 68510	I-2	11.46%

Name and Address	Fund Classes	Percentage of Total Shares Held
Ameritas Life Ins. Corp. Ameritas Variable Separate Acct VA-2 ATTN: Variable Trades 5900 O St. Lincoln, NE 68510	I-2	10.81%
American National Insurance Company Variable Universal Life 1 Moody Plz. Galveston, TX 77550	I-2	9.60%
AUL Group Retirement Annuity Separate Account II ATTN: Separate Accounts P.O. Box 368 Indianapolis, IN 46206	I-2	6.91%
Alger Capital Appreciation Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
Zurich American Life Insurance Co. Variable Annuity Separate Account ATTN: Separate Account Reporting 4 South Greenville, SC 29602	I-2	10.35%
Jefferson National Ins. Co. ATT: Separate Accounts C1B 10350 Ormsby Park Pl., Ste. 600 Louisville, KY 40223	I-2	10.22%
Lincoln Benefit Life – Variable Life P.O. Box 94210 Palatine, IL 60094	I-2	9.72%
AUL Group Retirement Annuity Separate Account II ATTN: Separate Accounts P.O. Box 368 Indianapolis, IN 46206	I-2	7.76%
Ameritas Life Ins. Co. Separate Account G ATTN: Variable Trades 5900 O St. Lincoln, NE 68510	I-2	6.36%
AUL American Unit Trust ATTN: Separate Accounts P.O. Box 368 Indianapolis, IN 46206	I-2	6.31%
Midland National Life Ins. Co. ATTN: Variable Annuity Dept. 4350 Westown Pkwy. West Des Moines, IA 50266	I-2	5.46%
Ameritas Life Ins. Co. Separate Account D ATTN: Variable Trades 5900 O St. Lincoln, NE 68510	I-2	5.23

Name and Address	Fund Classes	Percentage of Total Shares Held
Midland National Life Ins. Co. ATTN: Variable Annuity Dept. 4350 Westown Pkwy. West Des Moines, IA 50266	S	87.74%
Lincoln Benefit Life Company Allstate and Prudential 5801 SW 6th Ave. Topeka, KS 66636	S	5.15%
Alger Growth & Income Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
Lincoln Benefit Life – Variable Life P.O. Box 94210 Palatine, IL 60094	I-2	21.65%
Delaware Life Insurance Company Retirement Products and Services 1601 Trapelo Rd., Ste. 30 Waltham, MA 02451	I-2	12.16%
Lincoln Benefit Life – Variable Annuity 200 SW 6th Ave. Topeka, KS 66603	I-2	10.99%
American National Insurance Company Variable Universal Life 1 Moody Plz. Galveston, TX 77550	I-2	10.40%
Transamerica Life Insurance Co. Separate Account VA-6 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	I-2	8.13%
Transamerica Occidental Life 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	I-2	6.87%
American National Insurance Company Variable Universal Life 8th Floor Controllers Dept. Galveston, TX 77550	I-2	5.33%
Alger Large Cap Growth Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
AUL American Unit Trust ATTN: Separate Accounts P.O. Box 368 Indianapolis, IN 46206	I-2	11.84%
GE Life and Annuity Assurance Co. Separate Account III 6610 W Broad St. Richmond, VA 23230	I-2	9.48%
Jefferson National Ins. Co. ATT: Separate Accounts C1B 10350 Ormsby Park Pl., Ste. 600 Louisville, KY 40223	I-2	6.75%

Name and Address	Fund Classes	Percentage of Total Shares Held
AUL Group Retirement Annuity Separate Account II ATTN: Separate Accounts P.O. Box 368 Indianapolis, IN 46206	I-2	6.13%
Lincoln Benefit Life – Variable Life P.O. Box 94210 Palatine, IL 60094	I-2	6.13%
Great-West Life & Annuity Insurance Company 8515 East Orchard Road Englewood, CO 80111	I-2	5.91%
National Variable Life Insurance ATTN: Investment Accounting M415 1 National Life Dr. Montpelier, VT 05604	I-2	5.89%
Midland National Life Insurance Co. ATTN: Variable Annuity Dept. 4350 Westown Pkwy. West Des Moines, IA 50266	I-2	5.42%
Alger Mid Cap Growth Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
Lincoln Benefit Life – Variable Life P.O. Box 94210 Palatine, IL 60094	I-2	24.86%
Great-West Life & Annuity Insurance Co. Future Fund Series 8515 East Orchard Road Englewood, CO 80111	I-2	8.46%
Jefferson National Ins. Co. ATT: Separate Accounts C1B 10350 Ormsby Park Pl., Ste. 600 Louisville, KY 40223	I-2	7.96%
Zurich American Life Insurance Co. Variable Annuity Separate Account 2500 Westfield Dr. Elgin, IL 60124	I-2	6.94%
Lincoln Benefit Life Variable Annuity 200 SW 6th Ave. Topeka, KS 66603	I-2	6.47%
Midland National Life Ins. Co. ATTN: Variable Annuity Dept. 4350 Westown Pkwy. West Des Moines, IA 50266	I-2	6.22%
Alger Small Cap Growth Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
MetLife Investors USA Insurance Co. Separate Account A 4700 Westown Pkwy, Suite 200 West Des Moines, IA 50266	I-2	26.61%

Name and Address	Fund Classes	Percentage of Total Shares Held
Nationwide Life Insurance Company – PMLIC VLI C/O IPO Portfolios Accounting P.O. Box 182029 Columbus, OH 43218	I-2	15.03%
GE Life and Annuity Assurance Co. Separate Account III 6610 W Broad St. Richmond, VA 23230	I-2	8.89%
Alger Weatherbie Specialized Growth Portfolio
Name and Address	Fund Classes	Percentage of Total Shares Held
New York Life P.O. Box 30730 Tampa, FL 33630	I-2	85.64%
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. Jacksonville, FL 32246	I-2	9.26%
As of March 31, 2023, the following principal holders owned 25% or more of the total outstanding shares of each Portfolio. Such ownership may be beneficially held by individuals or entities other than the owner listed.
Alger Balanced Portfolio
Name and Address	Percentage of Total Shares Held
Zurich American Life Insurance Co. Variable Annuity Separate Account ATTN: Separate Account Reporting P.O. Box 19097 4 South Greenville, SC 29602	45.02%
Alger Small Cap Growth Portfolio
Name and Address	Percentage of Total Shares Held
MetLife Investors USA Insurance Co. Separate Account A 4700 Westown Pkwy., Suite 200 West Des Moines, IA 50266	26.61%
Alger Weatherbie Specialized Growth Portfolio
Name and Address	Percentage of Total Shares Held
New York Life P.O. Box 30730 Tampa, FL 33630	85.64%
Organization

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the “Trust Agreement”). Alger Small Cap Growth Portfolio (formerly Alger American SmallCap Growth Portfolio, and Alger American Small Capitalization Portfolio), Alger Growth & Income Portfolio (formerly Alger American Income & Growth Portfolio), Alger Large Cap Growth

Portfolio (formerly Alger American LargeCap Growth Portfolio, and Alger American Growth Portfolio), Alger Balanced Portfolio (formerly Alger American Balanced Portfolio, and Alger American Fixed Income Portfolio), Alger Mid Cap Growth Portfolio (formerly Alger American MidCap Growth Portfolio), Alger Capital Appreciation Portfolio (formerly Alger American Capital Appreciation Portfolio, and Alger American Leveraged AllCap Portfolio) and Alger Weatherbie Specialized Growth Portfolio (formerly Alger SMid Cap Focus Portfolio, Alger SMid Cap Growth Portfolio, Alger American SMidCap Growth Portfolio, and Alger American SmallCap and MidCap Growth Portfolio) commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, January 25, 1995, and October 10, 2007, respectively. The Trust offers an unlimited number of shares of seven series, representing the shares of the Portfolios. The Board may establish additional Portfolios at any time. The word “Alger” in the Trust’s name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Trust’s license to use the word “Alger” in its name when Alger Management ceases to act as the Trust’s investment manager.
On April 30, 2002, Class S Shares were added to the Trust’s Portfolios. The previously existing shares were designated Class O shares on that date, and were redesignated Class I-2 shares on September 23, 2009. Shares of each Portfolio are thus divided into two classes, Class I-2 and Class S, except that each of Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio currently offer only Class I-2 Shares. The Alger Growth & Income Portfolio discontinued Class S Shares on December 13, 2006. Alger Balanced Portfolio discontinued Class S Shares on November 23, 2010. Alger Small Cap Growth Portfolio discontinued Class S Shares on February 17, 2012.
Effective April 30, 2021, the Board authorized a partial closing of Class S shares of each of Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, and Alger Mid Cap Growth Portfolio. Existing investors that hold Class S shares who had an open account with a Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the applicable Portfolio through exchanges, dividend reinvestment and additional purchases as provided herein. A Portfolio may resume sales to all investors (or further suspend sales) at a future date.
Effective on the close of business on June 3, 2022, all of the issued and outstanding Class S Shares of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were converted into Class I-2 Shares of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio, respectively, with the same relative aggregate net asset value as the Class S Shares held immediately prior to the conversion. Upon completion of the conversion, Class S Shares of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were no longer offered.
The classes differ in that (a) each class has a different class designation; (b) only the Class S Shares are subject to a distribution and shareholder servicing fee under a plan adopted pursuant to rule 12b-1 under the 1940 Act; and (c) to the extent that one class alone is affected by a matter submitted to a shareholder vote, then only that class has voting power on the matter. Class S Shares of a Portfolio may be automatically converted into Class I-2 Shares of a Portfolio in accordance with such requirements and procedures as the Board may establish from time to time.
Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of an independent registered public accounting firm. Shareholders generally vote by class within a Portfolio on matters in which the interests of one class differ from those of another. Physical share certificates are not issued for shares of the Trust.
Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.

Although the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires the Trustees to use their best efforts to ensure that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
Under normal circumstances, other than the shares issued to Alger LLC in connection with its creation and initial capitalization, the Trust intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan’s governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies’ prospectuses or the Plan documents.
The Trust is an open-end management investment company. The Portfolios are classified as “diversified” investment companies under the 1940 Act. A “diversified” investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government and other investment companies) to no more than 5% of the investment company’s total assets. The Portfolios intend to continue to qualify as “regulated investment companies” under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of a Portfolios’ assets, similar to the requirement stated above.
Proxy Voting Policies and Procedures

The Board has delegated authority to vote all proxies related to the Portfolios’ portfolio securities to Alger Management, the Portfolios’ investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Portfolios, and is responsible for voting proxies of all foreign and domestic securities held in the Portfolios. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.
Alger Management receives and considers the recommendations of Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider and registered investment adviser. ISS issues voting recommendations and casts votes on the proxies based on pre-determined proxy voting guidelines intended to vote proxies in the clients’ best interests, which are summarized below. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS’s proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Portfolio. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.
Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management’s behalf, maintains proxy statements received regarding securities held by the Portfolios; records of votes cast on behalf of each Portfolio; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Portfolios’ proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Portfolios’ website and on the SEC’s website at http://www.sec.gov.
The following is a summary of the two sets of voting guidelines used (as applicable) by Alger Management, or ISS on Alger Management’s behalf, to vote proxies of securities held by the Portfolios.
Overview of ISS’s Specialty SRI U.S. Proxy Voting Guidelines
ISS’s SRI proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI guidelines are generally supportive of proposals that promote:
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Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;
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Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and
•
Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability-related performance metrics into executive compensation.
In addition, the SRI guidelines are also supportive of the following topics:
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Board diversity — recommend votes against nominating committee members when the board lacks diversity (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);
•
ESG risk management — recommend votes against directors individually, on a committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks);
•
Auditor independence — recommend votes against auditor ratification when non-audit fees exceed a quarter of total fees paid to auditor (the ISS Benchmark guidelines recommend votes against the auditor ratification when non audit fees exceed half of total fees); and
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Environmental stewardship and socially responsible/sustainable business practices.
The SRI guidelines will generally support proxy voting proposals that call for actions beyond disclosure reporting of corporate environmental policies or resolutions seeking greater transparency around social policies and practices — including support for proposals seeking adoption of policies on topics such as human/labor rights, workplace safety or discrimination, access to pharmaceutical drugs, incorporation of sustainability-related performance metrics into executive compensation, hydraulic fracturing and climate change and greenhouse gas or toxic emissions, among others.
The SRI guidelines also have a higher bar when evaluating Management Say-On-Pay proposals (MSOPs) that outline executive compensation programs compared to the ISS Benchmark Policy, with greater emphasis on the strength of alignment between pay and performance when executive pay has outpaced returns to shareholders over short- and long-term periods. The guidelines also place greater scrutiny on pay quantum relative to the firm’s peers as well as with respect to other executive officers within the firm in question, in the context of company performance and the proportion of executive pay that is performance-contingent. A separate document providing more details on the SRI policy’s approach to MSOPs is available.
Further, the SRI guidelines also assess whether any relevant social or environmental metrics are a component of performance-based pay elements in executive pay programs, particularly in instances where significant ESG controversies have been identified that pose potential material risks to the company and its shareholders.

Overview ISS’s Specialty SRI International Proxy Voting Guidelines
ISS’s SRI International proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities for international holdings. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI International guidelines are generally supportive of proposals that promote:
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Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;
•
Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and
•
Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability-related performance metrics into executive compensation.
•
In addition, the SRI International guidelines are also supportive of the following topics:
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Board diversity — evaluate gender diversity on boards in international markets when reviewing director elections, to the extent that disclosure and market practices permit (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);
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ESG risk management — recommend votes against directors individually, the relevant committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks); and
•
Environmental stewardship and socially responsible/sustainable business practices.
ISS’s Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner. Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. We incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
ISS SRI International Proxy Voting Guidelines Background
ISS’s SRI international voting guidelines reflect a broad consensus of the socially responsible investor community in promoting the dual objectives of SRI investors — financial returns and responsible social/environmental conduct by corporations.
The SRI guidelines, which have been in place for more than sixteen years, have been developed in collaboration with our SRI clients and SRI market participants, and are also informed by the active ownership and investment philosophies of globally recognized initiatives such as the UNEP FI, the UN PRI, the UN Global Compact, CERES/Sullivan Principles, and environmental and social European Union Directives, among others.
Investor and Shareholder Information

Investors and shareholders may contact the Trust toll-free at (800) 992-3863 for further information regarding the Trust and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Trust’s independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Portfolio and its operations.
Financial Statements

The Trust’s audited financial statements and the notes thereto in each of Alger Capital Appreciation Portfolio’s annual report to shareholders, Alger Large Cap Growth Portfolio’s annual report to shareholders, Alger Mid Cap Growth Portfolio’s annual report to shareholders, Alger Weatherbie Specialized Growth Portfolio’s annual report to shareholders, Alger Small Cap Growth Portfolio’s annual report to shareholders, Alger Growth & Income Portfolio’s annual report to shareholders, and Alger Balanced Portfolio’s annual report to shareholders, for the fiscal year ended December 31, 2022 (collectively, the “2022 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2022 Annual Report are incorporated by reference herein. The financial statements included in the 2022 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance under the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2022 Annual Report may be obtained by telephoning (800) 992-3863.
Potential Conflicts of Interest

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.
Summary
Alger Management and Alger LLC, an affiliated registered broker-dealer and a member of the New York Stock Exchange, are owned by Alger Group Holdings, LLC, which is wholly-owned by Alger Associates. Additionally, Alger Management is under common ownership with Weatherbie Capital, LLC, a registered investment adviser based in Boston, Massachusetts. Alger LLC serves as the principal underwriter for the Portfolios and as a broker-dealer for securities trades placed on behalf of Alger Management clients and accounts. Alger LLC does not conduct public brokerage business and substantially all of its transactions are for those Alger Management clients who authorize Alger Management to use Alger LLC as a broker and, provided that relevant regulations that govern their accounts allow it. Neither Alger Management nor any of its management personnel is registered or plans to register as a futures commission merchant, commodity pool operator, commodity trading advisor, or an associated person of these entities. From time to time, Alger LLC, Alger Management, Weatherbie Capital, LLC, Alger Group Holdings, LLC, or Alger Associates, or other affiliated persons (“Alger Affiliates”) may hold controlling positions in certain pooled investment vehicles, such that they are considered affiliates.
In addition to serving as investment adviser of the ETFs and mutual funds in the Alger Family of Funds, Alger Management is the investment manager for Alger Dynamic Return Fund and Alger Life Sciences Innovation Fund, each of which is a privately offered pooled investment vehicle, as well as to Alger SICAV, a publicly offered pooled investment vehicle registered in Luxembourg. Alger Management also serves as a sub-adviser to third-party registered investment companies or pooled investment vehicles, as well as bank collective investment trusts. From time to time, Alger Affiliates may own significant stakes in one or more of the above entities.
Alger Management may recommend to clients that they purchase interests in investment partnerships or funds for which Alger Management serves as investment adviser or sub-adviser and in which Alger Management and related persons have a financial interest. Alger Management and such related persons will fully disclose such financial interests to all clients to which such recommendations are given in accordance with applicable regulation.
Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Portfolios directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Portfolios.

As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Conflicts as a Result of the Manager’s Other Affiliates
Selection of Administrative and Other Service Providers. Alger Management may choose to (and currently does) have Alger Affiliates provide administrative services, shareholder services, brokerage and other account services to the Portfolios. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.
In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by Alger Affiliates or the third party. Alger Management maintains policies designed to mitigate the conflicts described herein; however, such policies may not fully address situations described above.
Information the Alger Management May Receive. Alger Management and its affiliates may have or be deemed to have access to the current status of certain markets, investments and funds because of Alger Affiliates’ brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by a Portfolio, or acquire certain positions on behalf of a Portfolio. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Portfolios. A fund not advised by Alger Management would not be subject to these restrictions. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.
Allocation Issues
As Alger Management manages multiple accounts or funds managed or advised by Alger Affiliates (including Alger Management) or in which Alger Affiliates (including Alger Management) or its personnel have interests (collectively, the “client/Alger Affiliates accounts”), issues can and do arise as a result of how Alger Management allocates investment opportunities. In an effort to treat all clients/Alger Affiliates reasonably in light of all factors relevant to managing an account, aggregated trades will generally be allocated pro rata among the Portfolios and client/Alger Affiliates accounts whenever possible. There are exceptions to this practice, however, as described below:
Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Portfolios, as it determines in its sole discretion.
Availability of Investments. The availability of certain investments such as IPOs or private placements may be limited. In such cases, all client/Alger Affiliates accounts (including the Portfolios) may not receive an allocation. As a result, the amount, timing, structuring or terms of an investment by a Portfolio may differ from, and performance may be lower than, investments and performance of other client/Alger Affiliates accounts.
Alger Management, as a general practice, allocates IPOs and other limited availability investments pro rata among the eligible client/Alger Affiliates accounts (including the Portfolios) in accordance with portfolio manager instructions and applicable policies and procedures. An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, the account pays a performance fee, the account is so large that the allocation is determined to not be meaningful to the account’s overall performance, or due to co-investment by Alger Affiliates. When a pro rata allocation of limited availability investments is not possible or is not appropriate, Alger Management considers numerous other factors to determine an appropriate allocation. These factors include (i) Alger Management’s good faith assessment of the best use of such limited opportunities relative to the account’s investment objectives, investment limitations and requirements of the accounts; (ii) suitability requirements and the nature of the investment opportunity, including relative attractiveness of a security to different accounts; (iii) relative size of applicable accounts; (iv) impact on overall performance and allocation of such securities may have on accounts; (v) cash and liquidity considerations, including without limitation, availability of cash for investment; (vi) minimum denomination, minimum increments, de minimus threshold and round lot consideration; (vii) account investment horizons, investment objectives and guidelines; (viii) an account’s risk tolerance and/or risk parameters; (ix) tax sensitivity of accounts; (x) concentration of positions in an account; (xi) appropriateness of a security for the account given the benchmark and benchmark sensitivity of an account; (xii) use of the opportunity as a replacement for another security Alger Management believes to be attractive for an account or the availability of other appropriate investment opportunities; (xiii) considerations related to giving a subset of accounts exposure to an industry; and/or (xiv) account turnover guidelines.
In some circumstances, it is possible that the application of these factors may result in certain client/Alger Affiliates accounts receiving an allocation when other accounts do not. Moreover, client/Alger Affiliates accounts (including the Portfolios) may receive an allocation or an opportunity not allocated to other accounts or the Portfolios.
Portfolio managers who manage multiple strategies exercise investment discretion over each strategy on an individualized basis and therefore may allocate investments (including IPOs and secondary offerings) in a different manner for each strategy, including not allocating to a strategy. Considerations for such different allocations, include, but are not limited to, when an allocation to a strategy results in a de minimis investment, different investment policies and objectives of one strategy versus another, as well as the implementation of strategy objectives such as sector or industry weightings. As a result of such allocations, there will be instances when funds within a strategy managed by the same portfolio manager do not participate in an investment that is allocated among funds invested in another strategy managed by the same portfolio manager. For example, it is generally the case that investment strategies with larger AUM do not participate in allocations of IPOs and secondary offerings as the allocation of limited shares will result in the strategy receiving de minimis amounts of shares to allocate across strategies. Such investment decisions may result in a loss of investment opportunity for funds that may otherwise have been suited to invest in such offerings.
Please visit www.alger.com for a current list of portfolio managers by strategy as well as strategy AUM.
Differing Guidelines, Objectives and Time Horizons. Because client/Alger Affiliates accounts (including the Portfolios) are managed according to different strategies and individual client guidelines, certain accounts may not be able to participate in a transaction or strategy employed by Alger Management.
Actions taken by one account could affect others. For example, in the event that withdrawals of capital result in one account selling securities, this could result in securities of the same issuer falling in value, which could have a material adverse effect on the performance of other accounts (including the Portfolios) that do not sell such positions.
Alger Affiliates may also develop and implement new strategies, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger Affiliates may make decisions based on such factors as strategic fit and other portfolio management considerations, including an account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, the lack of efficacy of, or return expectations from, the strategy for the account, and any such other factors as Alger Affiliates deem relevant in their sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.
Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more client/Alger Affiliates accounts (including a Portfolio) invests in different classes of securities of the same issuer. As a result, one or more client/Alger Affiliates accounts may pursue or enforce rights with respect to a particular issuer in which a Portfolio has invested, and those activities may have an adverse effect on the Portfolio. For example, if a client/Alger Affiliates account holds debt securities of an issuer and a Portfolio holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the client/Alger Affiliates account which holds the debt securities may seek a liquidation of the issuer, whereas the Portfolio which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more client/Alger Affiliates accounts, the Portfolio, or Alger Affiliates. The Portfolios may be negatively impacted by Alger Affiliates’ and other client/Alger Affiliates accounts’ activities, and transactions for the Portfolios may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other client/Alger Affiliates accounts not pursued a particular course of action with respect to the issuer of the securities.
Conflicts Related to Timing of Transactions. When Alger or a client/Alger Affiliates account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Portfolio (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results. In addition, the costs of implementing such portfolio decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. Alger Affiliates may, in certain cases, implement internal policies and procedures designed to limit such consequences to client/Alger Affiliates accounts, which may cause a Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Moreover, each client/Alger Affiliates account is managed independently of other accounts. Given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed and, if so, to what extent. Alger Management and its affiliates will use reasonable efforts to procure timely execution. It is possible that prior execution for or on behalf of an account could adversely affect the prices and availability of the securities and instruments in which the Portfolios invest. In other words, an account, by trading first, may increase the price or decrease the availability of a security to the Portfolios.
In some instances, Alger Management is retained through programs sponsored by unaffiliated financial intermediaries, advisers or planners in which Alger Management serves as an investment adviser (“wrap programs”). Alger Management offers advisory services through single contract programs, dual contract programs and model portfolio programs. Given the structure of the wrap programs and the fact that payments to Alger Management are paid directly by the wrap sponsor, Alger Management does not believe it receives any direct compensation from clients who participate in the wrap programs. Because wrap clients generally pay the wrap sponsor to effect transactions for their accounts, Alger Management does not aggregate transactions on behalf of wrap program accounts with other accounts or funds it advises. Because of the distinct trading process Alger Management follows for wrap accounts and the portfolio limitations of the wrap programs, the timing of trades for wrap accounts may differ from other accounts and will generally be made later in time than for other accounts managed by Alger Management.
The fact that personnel of certain Alger Affiliates are dedicated to one or more Portfolios, accounts or clients may be a factor in determining the timing of implementation and allocation of opportunities sourced by such personnel. Alger Affiliates may delay trades for a Fund or account in order to aggregate such trades. Alger Affiliates may also consider reputational matters and other considerations.
Cross Transactions. From time to time and for a variety of reasons, certain client/Alger Affiliates accounts may buy or sell positions in a particular security while a Portfolio is undertaking the opposite strategy. Trading in the opposite manner could disadvantage the Portfolio. Moreover, Alger Affiliates may have a potentially conflicting division of loyalties and responsibilities to both parties in such a case. In an effort to reduce this negative impact, and when permitted by applicable law, the accounts may enter into “cross transactions.” A cross transaction, or cross trade, occurs when the Manager causes a Portfolio to buy securities from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management’s fiduciary duties to all accounts.

Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which a Portfolio may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.
Certain securities and other assets in which the Portfolios may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Portfolios. Such securities and other assets may constitute a substantial portion of a Portfolio’s investments. Alger Management’s risk of misstating the value of securities is greater with respect to illiquid securities like those just described.
Alger Affiliates may hold proprietary positions in a Portfolio. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.
Regulatory Conflicts. From time to time, the activities of the Portfolios may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Portfolios, which could result in less favorable execution of trades and may impact the performance of the Portfolios.
Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Portfolios and Alger Management as well as for other Alger Affiliates. Such situations could arise if Alger Affiliates serve as directors of companies the securities of which a Portfolio wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger Affiliates’ businesses, the larger the potential that these restricted list policies will impact the performance of the Portfolios.
Other Potential Conflicts Relating to the Management of the Portfolio by the Manager
Potential Conflicts Relating to Alger Affiliates’ Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management or Alger Affiliates may invest in equity or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Portfolios and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Portfolios including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Portfolios. To reduce the possibility that the Portfolios will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolios’ portfolio transactions. Alger Management has adopted a code of ethics (the “Code of Ethics”) and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Portfolios. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
Potential Conflicts in Connection With Proxy Voting
Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Portfolios, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management’s conflict of interest is, the importance placed on exercising a client’s right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”
Conflicts in Connection with Sales-Related Incentives.
Alger Affiliates and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to a Portfolio or its shareholders. Alger Affiliates and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher for some products or services than for others, and the remuneration and profitability to Alger Affiliates and such personnel resulting from transactions on behalf of or management of the Portfolios may be greater or lesser than the remuneration and profitability resulting from other funds or products.
Conflicts may arise in relation to sales-related incentives. Alger Affiliates and its personnel may receive greater compensation or greater profit in connection with certain funds in the Alger Family of Funds than with other funds, including the Portfolios. Differentials in compensation may be related to the fact that Alger Affiliates may pay a portion of their advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger Affiliates and their personnel to recommend certain funds in the Alger Family of Funds over other funds, including the Portfolios.
Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Portfolios, or who engage in transactions with or for the Portfolios. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Portfolios may receive fees from Alger Affiliates or the Portfolios in connection with the distribution of shares in the Portfolios or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, ETFs or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates’ membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates’ personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Portfolios or that may recommend investments in the Portfolios or distribute the Portfolios. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Portfolios or other dealings with the Portfolios that create incentives for them to promote the Portfolios or certain portfolio transactions.
To the extent permitted by applicable law, Alger Affiliates or the Portfolios may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote client/Alger Affiliates accounts, the Portfolios and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates’ assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Portfolios, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Portfolios, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Portfolios, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Portfolios, client/Alger Affiliates accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Portfolios, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Portfolios, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
The payments made by Alger Affiliates or the Portfolios may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts in Connection with Brokerage Transactions
Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one client/Alger Affiliates account (including the Portfolios), it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance may, on average, decrease the costs of execution. In the event Alger Management aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, Alger Affiliates Accounts (including the Portfolios), and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations. Alger Management may delay the execution of a trade for a client account so it may be included as part of an aggregated trade.
When orders are aggregated for execution, it is possible that Alger Affiliates will benefit from such trades, even in limited capacity situations. Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise when purchase or sale orders for an account are aggregated for execution with orders for Alger Affiliates Accounts. Alger Management may aggregate trades for its clients and affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will negotiate the terms of such offerings, including the price of such investments, and will prepare a written allocation statement reflecting the allocation of the private securities.
Orders to purchase or sell the same security need not be aggregated if there is a reasonable distinction between or among the orders. For example, orders that are not price specific need not be aggregated with orders that are to be executed at a specific price. Also, certain short sale trades may not be aggregated due to settlement issues and may not trade sequentially in order to maintain the average trade price.
Alger Management is not required to bunch or aggregate trades if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or with respect to client directed accounts.

Even when trades are aggregated, prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolios. In addition, under certain circumstances, the Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Soft Dollars. Alger Management relies primarily on its own internal research to provide primary research in connection with buy and sell recommendations. However, Alger Management does acquire research services provided by third party vendors, which it pays for with brokerage fees and commissions, sometimes referred to as “soft dollars.” The services that Alger Management may receive include: management meetings; conferences; research on specific industries; research on specific companies; macroeconomic analyses; analyses of national and international events and trends; access to experts on a particular sector, industry or security; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; general research services (i.e. Bloomberg, FactSet); alternative data subscriptions.
Alger Management may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act. This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients’ interest in receiving the most favorable execution.
Research or other services obtained in this manner may be used in servicing any or all of the Portfolios and other client/Alger Affiliates accounts. This includes accounts other than those that pay commissions to the broker providing soft dollar benefits. Therefore, such products and services may disproportionately benefit certain client/Alger Affiliates accounts, including the Portfolios, to the extent that the commissions from such accounts are not used to purchase such services.
Neither the research services nor the amount of brokerage given to a particular broker-dealer are made through an arrangement or commitment that obligates Alger Management to pay selected broker-dealers for the services provided.
Alger Management has entered into certain commission sharing arrangements. A commission sharing arrangement allows Alger Management to aggregate commissions at a particular broker-dealer, and to direct that particular broker-dealer to pay various other broker-dealers from this pool of aggregate commissions for research and research services the broker-dealers have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.
Additionally, Alger Management receives a credit for routing orders through a fixed connection with a national securities exchange, which is applied to the costs of research services.
In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendix
Description of certain rating categories assigned by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”), Dominion Bond Rating Service Limited (“DBRS”) and A. M. Best Company, Inc. (“Best”).
Commercial Paper and Short-Term Ratings
The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.
The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody’s. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.
Bond and Long-Term Ratings S&P
Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P’s highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
S&P’s BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.
Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or B rating.

MOODY’S
Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.
Moody’s Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Bonds rated Ba by Moody’s are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
Bonds rated B by Moody’s generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH
Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.
Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Fitch’s BB-rated bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
Fitch’s B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRS
Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
Bonds rated “B” are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
A.M. Best
The issuer of long-term debt rated aaa has, in A.M. Best’s opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.
The issuer of bb-rated long-term debt has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Distributor:
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Sub-Adviser:
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Transfer Agent:
UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI  53201-2175
Custodian Bank:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Independent Registered Public
Accounting Firm:
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112
Counsel:
Kirkland & Ellis LLP
601 Lexington Avenue
New York, New York 10022
The Alger Portfolios
STATEMENT OF
ADDITIONAL
INFORMATION
May 1, 2023

APPSAI

PART C
OTHER INFORMATION
Item 28.
EXHIBITS
Exhibit No.	Description of Exhibit
(a)	Articles of Incorporation:
(a-1)
Amended and Restated Declaration of Trust, dated September 13, 2012 (incorporated by reference to Post-
Effective Amendment No. 42 to The Alger Portfolio’s (“Registrant”) the Registration Statement on Form
N-1A (the “Registration Statement”), filed with the SEC on April 12, 2013)

(a-2)
Certificate of Amendment to Declaration of Trust, dated August 7, 2017 (incorporated by reference to Post-
Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(a-3)
Certificate of Amendment to Declaration of Trust, dated October 31, 2019 (incorporated by reference to
Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(b)	Amended and Restated By-laws of Registrant (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(c)	See Exhibits (a) and (b)
(d)	Investment Advisory Agreements:
(d-1)
Investment Advisory Agreement between Registrant and Fred Alger Management, LLC (“FAM”), dated
January 17, 2007 (incorporated by reference to Post-Effective Amendment No. 27 to the Registration
Statement, filed with the SEC on April 12, 2007)

(d-2)	Amendment to Investment Advisory Agreement, dated September 17, 2019 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(d-3)	Amendment to Investment Advisory Agreement, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)
(d-4)
Contract to Support Fee Waiver/Expense Reimbursement for Alger Large Cap Growth Portfolio, dated
September 17, 2018 (incorporated by reference to Post-Effective Amendment No. 61 to the Registration
Statement, filed with the SEC on April 15, 2019)

(d-5)
Contract to Support Fee Waiver/Expense Reimbursement for Alger Mid Cap Growth Portfolio, dated
September 22, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration
Statement, filed with the SEC on April 14, 2022)

(d-6)	Contract to Support Fee Waiver/Expense Reimbursement, dated March 28, 2023 (filed herewith)
(d-7)
Form of Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC (incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement, filed with the SEC on February 6,
2017)

(d-8)	Amendment to Sub-Advisory Agreement, dated September 29, 2020 (incorporated by reference to Post- Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)
(d-9)	Amendment to Sub-Advisory Agreement, dated September 22, 2021 (incorporated by reference to Post- Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)
(d-10)	Amendment to Sub-Advisory Agreement, dated December 6, 2022 (filed herewith)
(e)	Underwriting Contracts:
(e-1)
Amended and Restated Distribution Agreement between Registrant and Fred Alger & Company, LLC
(“FAC”), dated May 19, 2015 (incorporated by reference to Post-Effective Amendment No. 63 to the
Registration Statement, filed with the SEC on April 16, 2020)

(e-2)
Amendment to Amended and Restated Distribution Agreement, dated September 29, 2020 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April
16, 2021)

(f)	Bonus or Profit Sharing Contracts: Not applicable.
(g)	Custodian Agreements:
(g-1)
Custodian Agreement between Brown Brothers Harriman & Co. (“BBH”) and Registrant, dated February
29, 2008 (incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement,
filed with the SEC on March 12, 2008)

Exhibit No.	Description of Exhibit
(g-2)	Amendment to Custodian Agreement, dated January 6, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(g-3)	Amendment to Custodian Agreement, dated November 15, 2017 (incorporated by reference to Post- Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(g-4)	Amendment to Custodian Agreement, dated December 20, 2017 (incorporated by reference to Post- Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(g-5)	Amendment to Custodian Agreement, dated October 15, 2018 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(g-6)	Amendment to Custodian Agreement, dated January 4, 2021 (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)
(g-7)	Amendment to Custodian Agreement, dated December 7, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)
(g-8)	Amendment to Custodian Agreement, dated January 18, 2023 (filed herewith)
(h)	Other Material Contracts:
(h-1)
Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et
al., effective February 28, 2005 (incorporated by reference to Post-Effective Amendment No. 25 to the
Registration Statement, filed with the SEC on April 11, 2005)

(h-2)
Amendment No. 1 to Shareholder Administrative Services Agreement, effective June 30, 2007
(incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(h-3)
Amendment No. 2 to Shareholder Administrative Services Agreement, effective June 30, 2010
(incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(h-4)
Amendment No. 3 to the Shareholder Administrative Services Agreement, effective December 29, 2010
(incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)

(h-5)
Amendment No. 4 to Shareholder Administrative Services Agreement, effective August 1, 2016
(incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(h-6)
Amendment No. 5 to Shareholder Administrative Services Agreement, effective December 28, 2017
(incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(h-7)
Amendment No. 6 to Shareholder Administrative Services Agreement, effective September 29, 2020
(incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(h-8)
Amendment No. 7 to Shareholder Administrative Services Agreement, effective September 22, 2021
(incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)

(h-9)
Transfer Agency Agreement Between Certain Investment Companies Managed by FAM (including
Registrant) and UMB Fund Services, Inc., dated October 5, 2019 (incorporated by reference to Post-
Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)

(h-10)	Amendment to Transfer Agency Agreement, dated October 1, 2021 (incorporated by reference to Post- Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)
(h-11)	Amendment to Transfer Agency Agreement, dated October 5, 2022 (filed herewith)
(h-12)
Fund Administration Agreement for Registrant, dated September 29, 2020 (incorporated by reference to
Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)

(h-13)
Accounting Agency Agreement between BBH and Registrant dated February 29, 2008 (incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed with the SEC on March
12, 2008)

(h-14)	Amendment to the Accounting Agency Agreement, dated June 1, 2009 (incorporated by reference to Post- Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)

Exhibit No.	Description of Exhibit
(h-15)	Amendment to the Accounting Agency Agreement, dated October 24, 2011 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed with the SEC on April 13, 2012)
(h-16)	Amendment to the Accounting Agency Agreement, dated January 6, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(h-17)	Amendment to the Accounting Agency Agreement, dated August 17, 2017 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(h-18)	Amendment to the Accounting Agency Agreement, dated June 1, 2018 (incorporated by reference to Post- Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(h-19)	Amendment to the Accounting Agency Agreement, dated October 15, 2018 (incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement, filed with the SEC on April 16, 2020)
(h-20)	Amendment to the Accounting Agency Agreement, dated December 7, 2021 (incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)
(i)	Legal Opinions:
(i-1)	Opinions of Sullivan & Worcester (incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on January 23, 1989)
(i-2)	Opinions of Sullivan & Worcester (incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed with the SEC on April 9, 1998)
(i-3)	Consent of Sullivan & Worcester (incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed with the SEC on April 30, 2001)
(j)	Other Opinions: Consent of Deloitte & Touche LLP (filed herewith)
(k)	Omitted Financial Statements: Not applicable.
(l)	Initial Capital Agreements:
(l-1)
Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth,
Small Capitalization and Growth Portfolios (incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed with the SEC on April 9, 1998)

(l-2)
Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed with the SEC on April 9,
1998)

(l-3)
Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed with the SEC on
April 9, 1998)

(l-4)
Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed with the SEC on
April 9, 1998)

(m)	Rule 12b-1 Plan: Class S Distribution Plan, dated September 13, 2022 (filed herewith)
(n)	Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan dated March 23, 2022 (incorporated by reference to Post- Effective Amendment No. 66 to the Registration Statement, filed with the SEC on April 14, 2022)
(o)	Reserved.
(p)	Code of Ethics: Amended and Restated Code of Ethics (incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed with the SEC on April 16, 2021)
(q)
Powers of Attorney: Powers of Attorney executed by Hal Liebes, Michael D. Martins, Hilary M. Alger,
Charles F. Baird, Jr., Roger P. Cheever, Stephen E. O’Neil, David Rosenberg, and Nathan E. Saint-Amand,
M.D. (incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement, filed with the SEC on April 18, 2018)

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase

101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
Item 30.
INDEMNIFICATION
Under Section 8.4 of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended to date (“Declaration of Trust”), any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against all liabilities, penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by them in connection with any action, suit or other proceeding in which they may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person (i) had not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of such Covered Person’s office. Certain expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and (i) the Covered Person provided security for such undertaking, (ii) Registrant is insured against losses from any lawful advances, or (iii) a majority or quorum of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Fred Alger Management, LLC (“FAM”), which serves as investment manager to each Portfolio, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. FAM presently serves as investment adviser to five open-end investment companies and one ETF, including the Registrant.
Set forth below is the name and principal business address of each company, excluding FAM-advised funds, for which a director or officer of FAM serves as a director, officer or employee:
Alger Alternative Holdings, LLC
Alger Alternative Holdings II, LLC
Alger Apple Real Estate, LLC
Alger Associates, Inc.
Alger Boulder I LLC
Alger Capital, LLC
Alger Group Holdings, LLC
Alger International Holdings
Fred Alger & Company, LLC
The Foundation for Alger Families
100 Pearl Street, 27th Floor
New York, New York 10004
Alger Management, Ltd.
78 Brook Street
London
W1K 5EF
United Kingdom

Alger-Weatherbie Holdings, LLC
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Listed below are the officers of FAM.
NAME AND POSITION WITH FAM	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Daniel C. Chung Chairman, President, Chief Executive Officer
President and Chief Executive Officer, Alger Associates,
Inc., Alger Capital, LLC, Alger Group Holdings, LLC,
Alger Apple Real Estate, LLC and Alger Boulder I LLC;
Manager, Weatherbie Capital, LLC; Director, Alger
Management, Ltd. and Alger SICAV; Director and
Chairman, Alger International Holdings; President, Chief
Executive Officer and Manager, Alger Alternative
Holdings, LLC and Alger Alternative Holdings II, LLC;
Chairman, President and Manager, Alger-Weatherbie
Holdings, LLC; President and Director, The Foundation for
Alger Families

Robert Kincel Chief Financial Officer, Senior Vice President, Treasurer
Chief Financial Officer and Treasurer, Alger Associates,
Inc.; Chief Financial Officer, Treasurer and Senior Vice
President, Fred Alger & Company, LLC; Treasurer and
Manager, Weatherbie Capital, LLC and Alger-Weatherbie
Holdings, LLC; Director, Alger International Holdings;
Chief Financial Officer, Treasurer and Manager, Alger
Alternative Holdings, LLC and Alger Alternative Holdings
II, LLC; Chief Financial Officer, Treasurer and Vice
President, Alger Capital, LLC and Alger Group Holdings,
LLC; Treasurer, Alger Apple Real Estate, LLC and Alger
Boulder I LLC; Treasurer and Director, The Foundation for
Alger Families; Authorized Signer, Alger Management, Ltd.

Hal Liebes Executive Vice President, Chief Operating Officer, Secretary, Managing Member
Chief Operating Officer and Secretary, Alger Associates,
Inc.; Chief Operating Officer, Secretary and Manager,
Alger Alternative Holdings, LLC and Alger Alternative
Holdings II, LLC; Director, Alger SICAV, Alger
International Holdings; Vice President, Chief Operating
Officer, Managing Member, and Secretary, Alger Capital,
LLC and Alger Group Holdings, LLC; Executive Director
and Chairman, Alger Management, Ltd.; Manager and
Secretary, Weatherbie Capital, LLC, Alger-Weatherbie
Holdings, LLC and Alger Apple Real Estate LLC;
Manager, Alger Partners Investors I, LLC, Alger Partners
Investors II, LLC and Alger Partners Investors KEIGF;
Secretary, Alger Boulder I LLC; Director and Secretary,
The Foundation for Alger Families; Managing Member,
Fred Alger & Company, LLC

Tina Payne Senior Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
Senior Vice President, General Counsel and Secretary, Fred
Alger & Company, LLC; Chief Compliance Officer and
Authorized Signer, Alger Management, Ltd.; Assistant
Secretary, Weatherbie Capital, LLC, Alger Alternative
Holdings, LLC, Alger Alternative Holdings II, LLC and
Alger-Weatherbie Holdings, LLC; Vice President and
Assistant Secretary, Alger Group Holdings, LLC

Christoph Hofmann Chief Distribution Officer, Executive Vice President	Chief Distribution Officer and President, Fred Alger & Company, LLC
For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of FAM, reference is made to FAM’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.
PRINCIPAL UNDERWRITER
(a)
Fred Alger & Company, LLC (“Alger LLC”) acts as principal underwriter for Registrant, The Alger Funds,
The Alger Institutional Funds, The Alger Funds II, Alger Global Focus Fund, and The Alger ETF Trust.

(b)	Alger LLC is a Delaware limited liability company located at 100 Pearl Street, 27th Floor, New York, New York 10004. The following is a list of the directors and officers of Alger LLC:

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Darryl Ah Now	Senior Vice President	None
Scott Anderson	Senior Vice President	None
David Berdine	Vice President	None
Alex Bernstein	Senior Vice President	None
Donald Best Jr.	Vice President	None
Natalie Cardona	Assistant Vice President	None
Josephine Carey	Vice President	None
Peter Chang	Senior Vice President	None
Joo Chia	Assistant Vice President	None
Kevin Collins	Senior Vice President	None
Chris Conte	Vice President	None
Brian Costello	Senior Vice President	None
Ryan Craig	Vice President	None
Jessica Davis	Vice President	None
Tommy Ding	Assistant Vice President	None
Edward Doyle	Senior Vice President	None
Joanne Dwyer	Assistant Vice President	None
Neil Elevado	Assistant Vice President	None
Elizabeth Flanders	Vice President	None
Jonathan Foster	Senior Vice President	None
Christopher Franz	Vice President	None
Victor Frazier	Vice President	None
Amanda Fusting	Assistant Vice President	None
Nicholas Generale	Vice President	None
Daniel Giblin	Assistant Vice President	None
Matthew Goldberg	Senior Vice President	None
Chad Harding	Vice President	None
Andrew Harrington	Vice President	None
Ivana Hayblum	Vice President	None
Christopher Hine	Assistant Vice President	None
Christoph Hofmann	President, Chief Distribution Officer	None
Frank Iacovano	Vice President	None
Stacia Ikpe	Vice President	None
Sean Jacobus	Vice President	None
Kevin Karpich	Assistant Vice President	None
Robert Kerr	Vice President	None
Daniel Kilpatrick	Vice President	None
Robert Kincel	Senior Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Alan Kirby	Senior Vice President	None
Aaron Lee	Vice President	None
David Lewis	Vice President	None
Hal Liebes	Executive Vice President	President, Principal Executive Officer
Jacob Lilie	Senior Vice President	None
Chris Lin	Vice President	None
Chad Mackelprang	Assistant Vice President	None
Barbara Mackey	Assistant Vice President	None
Roman Magiera	Assistant Vice President	None
Sharudh Majid	Assistant Vice President	None
Robert Marks	Vice President	None
Michael Martins	Senior Vice President	Treasurer, Principal Financial Officer
Edwin Peter Moor	Vice President	None
Nicholas Morrello	Assistant Vice President	None
Michael Nelson	Vice President	None
Brad Neuman	Senior Vice President	None
Arthur Nowak	Vice President	None
Udoka Nwogugu	Vice President	None
Shannon O'Connor	Senior Vice President	None
Robert O'Dell	Vice President	None
Subhasish Parida	Vice President	None
Sergio Pavone	Vice President	Assistant Treasurer
Tina Payne	Senior Vice President	Secretary, Chief Compliance Officer, Chief Legal Officer
Mia Pillinger	Vice President	Assistant Secretary
May Poon	Senior Vice President	None
Kosal Prum	Vice President	None
Jessie Quick	Vice President	None
Margaret Revell	Assistant Vice President	None
Jacquelyn Rizzo	Assistant Vice President	None
Ryan Rodgers	Vice President	None
Tyler Rosenthal	Assistant Vice President	None
Sushmita Sahu	Vice President	AML Compliance Officer
Katherine Schupp	Senior Vice President	None
Jeanne Sdroulas	Senior Vice President	None
Jason Smilowitz	Vice President	None
Pramod Somani	Vice President	None
Joseph Spano	Vice President	None
Zenon Staniek	Assistant Vice President	None
Joseph Stein	Vice President	None
John Strouse	Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Christie Tully	Senior Vice President	None
Jeffrey Vigilante	Vice President	None
Shannon Weiss	Vice President	None
Mark Werner	Vice President	None
Nathaniel Young	Assistant Vice President	None
David Zappone	Vice President	None
Jordan Zdatny	Assistant Vice President	None

(c)	Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS
Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.
Item 34.
MANAGEMENT SERVICES
Not applicable.
Item 35.
UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 14th day of April, 2023.
THE ALGER PORTFOLIOS
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	April 14, 2023
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	April 14, 2023
Michael D. Martins
*	Trustee	April 14, 2023
Charles F. Baird
*	Trustee	April 14, 2023
Roger P. Cheever
*	Trustee	April 14, 2023
Hilary M. Alger
*	Trustee	April 14, 2023
David Rosenberg
*	Trustee	April 14, 2023
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact

Exhibit Index
Exhibit No.	Description of Exhibit
(d-6)	Contract to Support Fee Waiver/Expense Reimbursement, dated March 28, 2023
(d-10)	Amendment to Sub-Advisory Agreement, dated December 6, 2022
(g-8)	Amendment to Custodian Agreement, dated January, 18, 2023
(h-11)	Amendment to Transfer Agency Agreement, dated October 5, 2022
(j)	Consent of Deloitte & Touche LLP
(m)	Class S Distribution Plan, dated September 13, 2022